UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22935

Pax World Funds Series Trust III
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1.     Schedule of Investments.

Schedule of Investments (Unaudited)
Pax World Balanced Fund	September 30, 2014

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 60.0%
CONSUMER DISCRETIONARY: 4.9%
BorgWarner, Inc.	268,565	$14,129,205
DirecTV (a)	95,000	8,219,400
DISH Network Corp., Class A (a)	50,000	3,229,000
Michael Kors Holdings, Ltd. (a)	85,875	6,130,616
Newell Rubbermaid, Inc.	699,100	24,056,031
NIKE, Inc., Class B	18,612	1,660,190
Time Warner, Inc.	259,900	19,547,079
VF Corp.	30,000	1,980,900
Walt Disney Co., The	189,100	16,835,573
		95,787,994

CONSUMER STAPLES: 3.8%
Colgate-Palmolive Co. (d)	120,000	7,826,400
Estee Lauder Cos, Inc., Class A	245,812	18,367,073
Mead Johnson Nutrition Co.	180,000	17,319,600
PepsiCo, Inc.	190,000	17,687,100
Procter & Gamble Co., The	170,000	14,235,800
		75,435,973

ENERGY: 6.0%
Baker Hughes, Inc.	345,000	22,445,700
EQT Corp.	170,506	15,608,119
Hess Corp.	307,000	28,956,240
National Oilwell Varco, Inc.	45,000	3,424,500
Noble Energy, Inc. (d)	179,600	12,277,456
ONEOK, Inc. (d)	255,156	16,725,476
Rosetta Resources, Inc. (a)	205,725	9,167,106
Ultra Petroleum Corp. (a)(d)	438,055	10,189,159
		118,793,756

FINANCIALS: 12.4%
American Express Co.	330,000	28,888,200
American Tower Corp., REIT	213,100	19,952,553
AvalonBay Communities, Inc., REIT (d)	134,360	18,940,729
Bank of New York Mellon Corp., The (d)	601,300	23,288,349
BlackRock, Inc.	112,500	36,936,000
Discover Financial Services	295,000	18,995,050
Goldman Sachs Group, Inc., The	67,500	12,390,975
HCP, Inc., REIT	484,400	19,235,524
M&T Bank Corp. (d)	98,000	12,082,420
Morgan Stanley	860,300	29,740,571

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
Prudential Financial, Inc.	170,000	$14,949,800
US Bancorp (d)	220,000	9,202,600
		244,602,771

HEALTH CARE: 10.3%
Abbvie, Inc. (d)	320,000	18,483,200
Becton Dickinson & Co. (d)	283,052	32,214,148
Celgene Corp. (a)	235,000	22,273,300
Gilead Sciences, Inc. (a)	225,000	23,951,250
Hologic, Inc. (a)(d)	400,000	9,732,000
Merck & Co., Inc.	495,000	29,343,600
Roche Holding AG	75,000	22,147,719
Sanofi, ADR	185,000	10,439,550
UnitedHealth Group, Inc.	395,000	34,068,750
		202,653,517

INDUSTRIALS: 6.7%
3M Co.	165,000	23,377,201
CSX Corp. (d)	474,167	15,201,794
Cummins, Inc.	73,798	9,739,860
Delta Air Lines, Inc.	315,000	11,387,250
Nordson Corp. (d)	186,600	14,194,662
Quanta Services, Inc. (a)	479,221	17,390,930
Ryder System, Inc. (d)	200,852	18,070,654
Stericycle, Inc. (a)	125,000	14,570,000
Xylem, Inc. (d)	210,000	7,452,900
		131,385,251

INFORMATION TECHNOLOGY: 12.4%
Amdocs, Ltd.	363,341	16,670,085
Apple, Inc.	512,500	51,634,376
Cognizant Technology Solutions, Class A (a)	266,188	11,917,237
EMC Corp.	795,000	23,261,700
Google, Inc., Class A	38,000	22,359,580
Google, Inc., Class C (a)	38,000	21,939,680
Intel Corp.	725,000	25,244,500
Microsoft Corp.	675,786	31,329,439
NXP Semiconductor NV (a)	138,667	9,488,983
Oracle Corp.	390,000	14,929,200
QUALCOMM, Inc.	190,000	14,206,300
		242,981,080

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
MATERIALS: 1.8%
EI du Pont de Nemours & Co. (d)	248,500	$17,832,360
International Paper Co. (d)	370,900	17,706,766
		35,539,126

TELECOMMUNICATION SERVICES: 0.7%
AT&T, Inc.	380,000	13,391,200

UTILITIES: 1.0%
CenterPoint Energy, Inc.	471,457	11,536,553
ONE Gas, Inc. (d)	255,000	8,733,750
		20,270,303

TOTAL COMMON STOCKS (Cost $944,514,160)		1,180,840,971

AFFILIATED INVESTMENT COMPANIES: 0.9%
Pax MSCI International ESG Index Fund	2,187,174	18,350,390

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $17,974,964)		18,350,390

EXCHANGE TRADED FUNDS: 0.3%
iShares Silver Trust (a)	321,507	5,256,639

TOTAL EXCHANGE TRADED FUNDS (Cost $8,877,573)		5,256,639

BONDS: 36.3%
COMMUNITY INVESTMENT NOTES: 0.2%
Calvert Social Investment Foundation, Inc., 1.000%, 01/15/15	$3,000,000	3,000,000
CINI Investment Note, 2.000%, 11/01/14 (b)	255,205	248,876
Enterprise Community Impact, 1.500%, 12/11/15 (b)	500,000	499,982

TOTAL COMMUNITY INVESTMENT NOTES (Cost $3,755,205)		3,748,858

CORPORATE BONDS: 10.4%
CONSUMER DISCRETIONARY: 0.9%
Best Buy Co., Inc., 3.750%, 03/15/16 (d)	2,396,000	2,455,900
DIRECTV Holdings, LLC/Financing Co., 3.800%, 03/15/22	1,000,000	1,018,011

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
CONSUMER DISCRETIONARY, continued
Expedia, Inc., 5.950%, 08/15/20	$2,000,000	$2,254,826
Marriott International, Inc., 3.250%, 09/15/22	3,000,000	2,978,637
Newell Rubbermaid, Inc., 2.050%, 12/01/17	170,000	170,653
Time Warner Cable, Inc., 6.750%, 07/01/18	3,000,000	3,491,109
VF Corp., 5.950%, 11/01/17	2,235,000	2,544,344
Walt Disney Co., The, 6.000%, 07/17/17	2,141,000	2,426,708
		17,340,188

CONSUMER STAPLES: 1.0%
Anheuser-Busch Inbev Worldwide, 1.375%, 07/15/17	4,000,000	3,997,388
Costco Wholesale Corp., 1.125%, 12/15/17	3,000,000	2,974,833
Kellogg Co., 4.150%, 11/15/19	2,000,000	2,161,088
Kimberly-Clark Corp., 6.125%, 08/01/17	5,000,000	5,652,835
Kraft Foods Group, Inc., 6.125%, 08/23/18	3,000,000	3,444,429
Mondelez International, Inc., 6.125%, 08/23/18	2,000,000	2,306,398
		20,536,971

ENERGY: 0.7%
Cameron International Corp., 3.700%, 06/15/24 (d)	1,250,000	1,253,724
Noble Energy, Inc., 8.250%, 03/01/19	3,000,000	3,712,881
ONEOK Partners, LP, 8.625%, 03/01/19	3,775,000	4,703,948
Southwestern Energy Co., 7.500%, 02/01/18	3,000,000	3,507,207
Talisman Energy, Inc., 3.750%, 02/01/21	1,000,000	1,012,184
		14,189,944

FINANCIALS: 4.1%
American Express Co., 7.000%, 03/19/18	1,000,000	1,165,187
American Tower Corp., REIT, 7.250%, 05/15/19	1,665,000	1,988,130
Bank of America Corp., 1.350%, 11/21/16	4,950,000	4,959,296
Bank of New York Mellon Corp., The, 2.950%, 06/18/15 (d)	3,000,000	3,055,374
BB&T Corp., 1.450%, 01/12/18	3,134,000	3,105,948
BlackRock, Inc., 3.375%, 06/01/22	1,000,000	1,027,349
Branch Banking & Trust Co., 0.664%, 12/01/16	1,000,000	1,005,476
Branch Banking & Trust Co./Wilson NC, 0.554%, 09/13/16	4,000,000	3,994,780
Discover Bank, 3.200%, 08/09/21	3,000,000	2,971,290
Ford Motor Credit Co., LLC, 1.482%, 11/20/18	3,000,000	2,994,768
Ford Motor Credit Co., LLC, 1.065%, 03/12/19	3,000,000	3,015,015
Goldman Sachs Group, Inc., The, 6.250%, 09/01/17	3,000,000	3,372,021
Goldman Sachs Group, Inc., The, 1.436%, 04/30/18	4,000,000	4,090,976
Goldman Sachs Group, Inc., The, 1.500%, 11/06/18	2,000,000	1,979,860
International Bank for Reconstruction & Development, 0.375%, 08/24/15	4,000,000	4,006,672
International Bank for Reconstruction & Development, 0.625%, 07/12/17	2,000,000	1,976,388

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS, continued
International Finance Corp., 2.000%, 09/15/24	$3,000,000	$2,993,805
Morgan Stanley, 0.714%, 10/15/15	2,000,000	2,006,730
Morgan Stanley, 1.509%, 04/25/18	4,000,000	4,116,092
Morgan Stanley, 3.100%, 11/09/18	1,177,000	1,254,648
North American Development Bank, 2.400%, 10/26/22	2,000,000	1,905,098
PNC Bank NA, 6.875%, 04/01/18	2,000,000	2,318,470
PNC Funding Corp., 5.250%, 11/15/15	2,000,000	2,100,344
PNC Preferred Funding Trust I, 144A, 1.883%, 03/15/17 (c)	6,445,000	6,332,212
Prudential Financial, Inc., 7.375%, 06/15/19	2,000,000	2,438,216
Prudential Financial, Inc., 4.070%, 11/02/20	3,000,000	3,189,480
State Street Corp., 4.956%, 03/15/18	4,010,000	4,367,544
Toyota Motor Credit Corp., 4.250%, 01/11/21	1,480,000	1,615,712
US Bancorp, 1.950%, 11/15/18	2,064,000	2,061,802
		81,408,683

HEALTH CARE: 1.1%
Becton Dickinson & Co., 1.750%, 11/08/16	3,000,000	3,051,633
Becton Dickinson & Co., 3.250%, 11/12/20	3,000,000	3,107,211
Celgene Corp., 2.450%, 10/15/15	2,000,000	2,035,400
Celgene Corp., 2.300%, 08/15/18	950,000	955,499
Celgene Corp., 3.950%, 10/15/20	2,000,000	2,121,554
Gilead Sciences, Inc., 3.700%, 04/01/24	2,000,000	2,046,864
Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	2,000,000	2,065,320
UnitedHealth Group, Inc., 4.875%, 03/15/15	119,000	121,420
UnitedHealth Group, Inc., 5.375%, 03/15/16	4,000,000	4,273,404
UnitedHealth Group, Inc., 6.000%, 02/15/18	2,500,000	2,843,760
		22,622,065

INDUSTRIALS: 1.0%
Atlas Copco AB, 144A, 5.600%, 05/22/17 (c)	2,505,000	2,774,849
CSX Corp., 7.375%, 02/01/19	2,000,000	2,417,320
Cummins, Inc., 7.125%, 03/01/28	3,200,000	4,244,710
Ingersoll-Rand Co., 6.443%, 11/15/27	2,000,000	2,399,856
Pentair PLC, 5.000%, 05/15/21	4,050,000	4,461,824
Ryder System, Inc., 5.850%, 11/01/16	2,000,000	2,187,020
United Parcel Service, Inc., 5.500%, 01/15/18	1,000,000	1,123,590
		19,609,169

INFORMATION TECHNOLOGY: 1.2%
Adobe Systems, Inc., 3.250%, 02/01/15	2,000,000	2,018,140
Adobe Systems, Inc., 4.750%, 02/01/20	1,150,000	1,265,444
Apple, Inc., 0.450%, 05/03/16	4,000,000	3,993,216

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
INFORMATION TECHNOLOGY, continued
CA, Inc., 5.375%, 12/01/19	$3,000,000	$3,334,734
Cisco Systems, Inc., 0.734%, 03/01/19	2,000,000	2,016,982
Corning, Inc., 8.875%, 08/15/21	2,000,000	2,622,950
IBM Corp., 2.000%, 01/05/16	1,750,000	1,781,094
IBM Corp., 5.700%, 09/14/17	5,000,000	5,606,440
		22,639,000

MATERIALS: 0.2%
Potash Corp of Saskatchewan, Inc., 3.250%, 12/01/17	2,000,000	2,102,642
Rock-Tenn Co., 4.900%, 03/01/22	2,000,000	2,147,184
		4,249,826

TELECOMMUNICATION SERVICES: 0.2%
Vodafone Group PLC, 5.625%, 02/27/17	3,000,000	3,290,316

UTILITIES: 0.0%
CenterPoint Energy Houston Electric LLC, 2.250%, 08/01/22	1,000,000	951,859

TOTAL CORPORATE BONDS (Cost $198,012,680)		206,838,021

U.S. GOVERNMENT AGENCY BONDS: 8.4%
FEDERAL FARM CREDIT BANK (AGENCY): 1.7%
Federal Farm Credit Bank, 3.850%, 02/11/15	4,000,000	4,053,764
Federal Farm Credit Bank, 1.010%, 06/26/17	4,000,000	3,998,128
Federal Farm Credit Bank, 1.120%, 08/20/18	4,000,000	3,958,888
Federal Farm Credit Bank, 1.140%, 09/04/18	3,500,000	3,456,429
Federal Farm Credit Bank, 1.950%, 08/05/19	3,000,000	2,996,217
Federal Farm Credit Bank, 1.740%, 03/11/20	3,000,000	2,931,747
Federal Farm Credit Bank, 2.450%, 08/05/20	3,000,000	2,995,998
Federal Farm Credit Bank, 2.500%, 11/05/20	3,000,000	3,004,125
Federal Farm Credit Bank, 1.840%, 02/04/21	3,000,000	2,905,437
Federal Farm Credit Bank, 3.190%, 07/07/23	2,000,000	2,002,426
Federal Farm Credit Bank, 3.280%, 08/06/24	2,000,000	1,996,050
		34,299,209

FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 2.9%
Federal Home Loan Bank, 5.625%, 06/13/16	2,000,000	2,168,606
Federal Home Loan Bank, 0.500%, 06/19/17	2,700,000	2,696,333
Federal Home Loan Bank, 1.000%, 06/27/17	4,000,000	3,997,928
Federal Home Loan Bank, 0.750%, 11/28/17	3,000,000	2,957,535

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FEDERAL HOME LOAN BANK SYSTEM (AGENCY), continued
Federal Home Loan Bank, 0.950%, 01/25/18	$2,000,000	$1,971,528
Federal Home Loan Bank, 1.020%, 01/30/18	3,000,000	2,972,736
Federal Home Loan Bank, 1.000%, 02/05/18	5,000,000	4,934,200
Federal Home Loan Bank, 1.375%, 03/09/18	3,000,000	3,000,915
Federal Home Loan Bank, 1.375%, 06/27/18	3,000,000	2,977,578
Federal Home Loan Bank, 1.150%, 07/25/18	3,000,000	2,945,766
Federal Home Loan Bank, 1.140%, 10/25/18	5,000,000	4,890,035
Federal Home Loan Bank, 0.800%, 06/05/19	3,000,000	2,907,507
Federal Home Loan Bank, 1.550%, 02/05/20	3,000,000	2,866,338
Federal Home Loan Bank, 2.350%, 07/09/20	3,690,000	3,680,048
Federal Home Loan Bank, 2.375%, 03/12/21	3,000,000	3,010,344
Federal Home Loan Bank, 1.500%, 09/26/22	3,000,000	2,916,267
Federal Home Loan Bank, 2.250%, 10/11/22	3,000,000	2,871,081
Federal Home Loan Bank, 2.220%, 12/27/22	3,000,000	2,862,873
		56,627,618

FREDDIE MAC (AGENCY): 1.4%
Freddie Mac, 1.000%, 09/29/17	4,000,000	3,983,700
Freddie Mac, 1.250%, 12/12/17	1,500,000	1,495,382
Freddie Mac, 1.000%, 02/14/18	3,000,000	2,965,626
Freddie Mac, 1.250%, 03/13/18	3,000,000	2,975,631
Freddie Mac, 1.050%, 03/26/18	3,000,000	2,982,720
Freddie Mac, 1.125%, 05/25/18	5,000,000	4,935,729
Freddie Mac, 1.250%, 06/10/19	5,500,000	5,304,338
Freddie Mac, 2.000%, 06/27/19	3,000,000	3,009,045
		27,652,171

FANNIE MAE (AGENCY): 2.4%
Fannie Mae, 2.000%, 03/10/16	3,000,000	3,067,029
Fannie Mae, 0.500%, 03/30/16	925,000	925,845
Fannie Mae, 0.800%, 06/19/17	2,290,000	2,259,188
Fannie Mae, 2.200%, 10/27/17	5,000,000	5,154,525
Fannie Mae, 1.000%, 12/27/17	3,000,000	2,965,317
Fannie Mae, 1.050%, 01/30/18	3,000,000	2,968,008
Fannie Mae, 1.050%, 01/30/18	2,000,000	1,981,236
Fannie Mae, 1.050%, 05/25/18	3,000,000	2,958,885
Fannie Mae, 1.000%, 12/20/18	4,000,000	3,865,240
Fannie Mae, 1.000%, 03/13/19	6,645,000	6,559,971
Fannie Mae, 1.625%, 08/08/19	2,000,000	1,977,968
Fannie Mae, 1.500%, 10/23/19	3,000,000	2,917,032
Fannie Mae, 1.500%, 04/17/20	2,750,000	2,614,728

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FANNIE MAE, continued
Fannie Mae, 2.000%, 05/21/21	$925,000	$897,817
Fannie Mae, 2.000%, 11/14/22	6,000,000	5,686,962
		46,799,751
TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $166,403,231)		165,378,749

GOVERNMENT BONDS: 0.6%
Canadian Government Bond, 2.500%, 06/01/15 (e)(CA)	3,000,000	2,705,639
U.S. Dept of Housing & Urban Development, 4.330%, 08/01/15	3,000,000	3,102,108
U.S. Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	5,577,555

TOTAL GOVERNMENT BONDS (Cost $10,894,444)		11,385,302

MUNICIPAL BONDS: 1.1%
Alderwood Water & Wastewater District, 5.150%, 12/01/25	2,435,000	2,639,540
City of Portland OR, 6.031%, 06/15/18	3,125,657	3,366,177
Iowa Finance Authority, 3.430%, 08/01/19	2,000,000	2,107,580
State Board of Administration Finance Corp., 1.298%, 07/01/16	4,260,000	4,282,237
State of California, 5.000%, 10/01/28	3,000,000	3,569,040
State of Colorado Department of Transportation, 0.963%, 12/15/16	1,485,000	1,480,426
State of Illinois, 5.000%, 07/01/21	2,930,000	3,268,210

TOTAL MUNICIPAL BONDS (Cost $20,054,792)		20,713,210

U.S. TREASURY NOTES: 9.3%
United States Treasury Note (TIPS), 1.875%, 07/15/15	3,062,225	3,132,080
United States Treasury Note, 0.375%, 08/31/15	35,000,000	35,090,930
United States Treasury Note, 0.250%, 09/30/15	41,000,000	41,051,249
United States Treasury Note, 0.250%, 12/15/15 (d)	10,000,000	10,004,490
United States Treasury Note, 2.125%, 12/31/15	20,000,000	20,470,320
United States Treasury Note, 0.375%, 01/15/16	27,000,000	27,041,121
United States Treasury Note (TIPS), 2.000%, 01/15/16	2,400,800	2,486,516
United States Treasury Note, 0.250%, 02/29/16	905,000	904,346
United States Treasury Note, 0.375%, 03/15/16 (d)	20,000,000	20,011,320
United States Treasury Note, 0.875%, 09/15/16	5,000,000	5,027,635
United States Treasury Note, 0.625%, 02/15/17	905,000	901,217
United States Treasury Note (TIPS), 0.125%, 04/15/18	1,010,066	1,018,668
United States Treasury Note, 3.375%, 11/15/19	5,000,000	5,384,570

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. TREASURY NOTES, continued
United States Treasury Note, 3.625%, 02/15/20	$2,000,000	$2,180,704
United States Treasury Note (TIPS), 1.250%, 07/15/20	4,369,920	4,643,040
United States Treasury Note, 2.000%, 11/15/21	3,000,000	2,954,064

TOTAL U.S. TREASURY NOTES (Cost $181,709,780)		182,302,270

MORTGAGE-BACKED SECURITIES: 6.3%
GINNIE MAE (MORTGAGE BACKED): 0.9%
Ginnie Mae, 6.000%, 05/15/21	219,667	234,701
Ginnie Mae, 6.000%, 07/15/21	8,480	8,975
Ginnie Mae, 6.000%, 02/15/22	276,902	296,273
Ginnie Mae, 1.625%, 11/20/33	2,137,987	2,227,798
Ginnie Mae, 1.625%, 05/20/34	2,370,360	2,462,888
Ginnie Mae, 1.625%, 08/20/34	1,293,158	1,345,113
Ginnie Mae, 1.625%, 04/20/35	2,446,376	2,554,805
Ginnie Mae, 1.625%, 07/20/35	1,699,818	1,768,142
Ginnie Mae, 6.000%, 08/15/35	669,341	774,181
Ginnie Mae, 6.000%, 05/20/36	398,912	449,055
Ginnie Mae, 6.000%, 01/15/38	649,823	741,286
Ginnie Mae, 3.000%, 07/20/41	1,024,915	1,064,444
Ginnie Mae, 2.000%, 06/20/43	3,114,902	3,197,578
		17,125,239

FREDDIE MAC (MORTGAGE-BACKED): 1.4%
Freddie Mac, 4.000%, 08/01/31	2,950,497	3,150,573
Freddie Mac, 3.000%, 07/01/33	2,908,128	2,965,381
Freddie Mac, 3.500%, 01/01/34	3,030,276	3,155,055
Freddie Mac, 2.353%, 12/01/35	1,502,335	1,607,543
Freddie Mac, 2.275%, 05/01/36	13,781	13,842
Freddie Mac, 2.373%, 11/01/36	1,245,953	1,335,402
Freddie Mac, 2.408%, 04/01/37	552,021	581,610
Freddie Mac, 2.392%, 01/01/38	1,567,138	1,679,276
Freddie Mac, 5.000%, 07/01/39	1,031,630	1,140,000
Freddie Mac, 5.000%, 08/01/39	693,349	765,794
Freddie Mac, 5.500%, 10/01/39	1,047,535	1,173,573
Freddie Mac, 2.534%, 12/01/39	3,266,542	3,492,281
Freddie Mac, 3.500%, 01/01/41	1,466,717	1,499,324
Freddie Mac, 4.500%, 09/01/18	112,472	118,707
Freddie Mac, 4.000%, 09/01/18	84,051	88,830
Freddie Mac, 5.500%, 10/01/18	75,175	79,696
Freddie Mac, 5.000%, 11/01/18	73,039	77,132
Freddie Mac, 5.000%, 11/01/18	83,854	88,572

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FREDDIE MAC, continued
Freddie Mac, 3.500%, 11/01/25	$1,115,830	$1,174,735
Freddie Mac, 3.000%, 11/01/28	2,204,985	2,267,725
Freddie Mac, 3.500%, 01/01/29	1,823,116	1,917,792
		28,372,843
FANNIE MAE (MORTGAGE BACKED): 3.5%
Fannie Mae, 4.500%, 07/01/18	307,198	324,612
Fannie Mae, 3.500%, 09/01/18	266,691	280,795
Fannie Mae, 3.500%, 10/01/18	48,166	50,702
Fannie Mae, 3.500%, 10/01/18	161,811	170,330
Fannie Mae, 5.000%, 11/01/18	20,174	21,308
Fannie Mae, 5.000%, 11/01/18	130,700	138,072
Fannie Mae, 5.000%, 11/01/18	157,792	166,685
Fannie Mae, 5.000%, 10/01/20	469,782	504,886
Fannie Mae, 3.500%, 01/01/26	1,686,477	1,780,020
Fannie Mae, 3.500%, 02/01/26	1,540,759	1,623,631
Fannie Mae, 4.000%, 10/01/26	2,555,160	2,728,614
Fannie Mae, 3.000%, 11/01/26	1,481,345	1,531,415
Fannie Mae, 3.000%, 11/01/26	2,032,328	2,101,020
Fannie Mae, 3.500%, 12/01/26	2,561,350	2,703,528
Fannie Mae, 2.500%, 03/01/27	2,087,177	2,112,179
Fannie Mae, 2.500%, 06/01/27	5,315,163	5,378,869
Fannie Mae, 2.500%, 09/01/27	2,350,026	2,378,198
Fannie Mae, 2.500%, 12/01/27	3,330,331	3,370,255
Fannie Mae, 3.000%, 04/01/28	3,493,917	3,610,527
Fannie Mae, 3.000%, 09/01/28	2,954,754	3,030,697
Fannie Mae, 4.000%, 01/01/31	2,521,886	2,696,858
Fannie Mae, 4.000%, 01/01/32	1,975,314	2,112,946
Fannie Mae, 6.500%, 06/01/32	255,848	289,842
Fannie Mae, 2.179%, 12/01/33	290,436	314,086
Fannie Mae, 2.550%, 12/01/33	118,955	127,925
Fannie Mae, 6.000%, 02/01/34	491,710	557,212
Fannie Mae, 4.500%, 04/01/34	2,801,160	3,051,055
Fannie Mae, 2.160%, 05/01/34	970,242	1,037,080
Fannie Mae, 2.357%, 07/01/34	1,529,116	1,636,142
Fannie Mae, 2.239%, 01/01/35	758,028	806,380
Fannie Mae, 1.870%, 03/01/35	578,406	602,106
Fannie Mae, 2.195%, 06/01/35	166,956	176,164
Fannie Mae, 1.865%, 10/01/35	2,626,744	2,803,999
Fannie Mae, 1.912%, 12/01/35	1,944,347	2,072,992
Fannie Mae, 2.045%, 05/01/36	165,802	166,485
Fannie Mae, 2.162%, 06/01/37	446,242	477,694
Fannie Mae, 2.144%, 09/01/37	3,373,544	3,598,533

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FANNIE MAE (MORTGAGE BACKED), continued
Fannie Mae, 4.000%, 01/01/41	$3,366,314	$3,553,704
Fannie Mae, 4.000%, 02/01/41	2,411,097	2,560,087
Fannie Mae, 3.500%, 10/01/41	2,266,203	2,327,782
Fannie Mae, 2.713%, 04/01/42	2,145,546	2,189,699
Fannie Mae, 2.073%, 09/01/42	2,450,620	2,537,275
		69,702,389

COMMERCIAL MORTGAGE-BACKED: 0.5%
FREMF Mortgage Trust, 144A, 5.618%, 04/25/20 (c)	3,264,000	3,627,440
FREMF Mortgage Trust, 144A, 5.333%, 02/25/47 (c)	3,300,000	3,628,914
Morgan Stanley Capital I, Inc., 4.989%, 08/13/42	2,000,000	2,022,371
		9,278,725

TOTAL MORTGAGE-BACKED SECURITIES (Cost $123,185,243)		124,479,196

TOTAL BONDS (Cost $704,015,375)		714,845,606

CERTIFICATES OF DEPOSIT: 0.0%
Hope Community Credit Union, 0.750%, 05/07/15	100,000	100,000
Urban Partnership Bank, 0.200%, 03/19/16	248,000	248,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $348,000)		348,000

MONEY MARKET: 0.0%
Self Help Credit Union Money Market Account (Cost $417,209)	417,209	417,209

TIME DEPOSIT: 1.8%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/14 (Cost $34,840,000)	34,840,000	34,840,000

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.3%
State Street Institutional U.S. Government Money Market Fund (Cost $5,591,855)	5,591,855	5,591,855

TOTAL INVESTMENTS: 99.6% (Cost $1,716,579,136)		1,960,490,670

Payable upon return of securities loaned - (Net): -0.3%		(5,591,855)

Other assets and liabilities - (Net): 0.7%		12,953,764

Net Assets: 100.0%		$1,967,852,579

(a) Non income producing security.

(b) Fair Valued security.

(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(d) Security or partial position of this security was on loan as of September 30, 2014. The total market value of securities on loan as of September 30, 2014 was $108,746,876.

(e) Principal amount is in Canadian dollars; value is in U.S. dollars.

ADR  - American Depositary Receipt

CA - Canada

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

Schedule of Investments (Unaudited)
Pax World Growth Fund	September 30, 2014

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 96.3%
CONSUMER DISCRETIONARY: 14.8%
Amazon.com, Inc. (a)	5,000	$1,612,200
BorgWarner, Inc. (c)	38,800	2,041,268
DirecTV (a)	19,500	1,687,140
Macy’s, Inc. (c)	40,500	2,356,290
Marriott International, Inc., Class A (c)	44,000	3,075,600
Michael Kors Holdings, Ltd. (a)(c)	15,450	1,102,975
NIKE, Inc., Class B	33,920	3,025,664
Newell Rubbermaid, Inc.	92,000	3,165,720
Scripps Networks Interactive, Class A	21,500	1,678,935
Starbucks Corp.	22,650	1,709,169
Time Warner, Inc.	29,050	2,184,851
VF Corp.	43,800	2,892,114
Whirlpool Corp.	8,500	1,238,025
		27,769,951

CONSUMER STAPLES: 7.0%
Estee Lauder Cos, Inc., Class A	35,800	2,674,976
General Mills, Inc. (c)	50,500	2,547,725
PepsiCo, Inc.	55,430	5,159,979
Procter & Gamble Co., The (c)	33,600	2,813,663
		13,196,343

FINANCIALS: 8.0%
American Tower Corp., REIT	22,950	2,148,809
CBRE Group, Inc., Class A (a)	68,500	2,037,190
Morgan Stanley	68,800	2,378,416
PNC Financial Services Group, Inc. (c)	43,700	3,739,845
State Street Corp.	39,650	2,918,637
Weyerhaeuser Co., REIT	53,500	1,704,510
		14,927,407

HEALTH CARE: 15.9%
Abbott Laboratories	90,000	3,743,100
Agilent Technologies, Inc.	42,500	2,421,650
Alexion Pharmaceuticals, Inc. (a)	8,850	1,467,507
Biogen Idec, Inc. (a)	4,500	1,488,645
Bristol-Myers Squibb Co. (c)	36,500	1,868,069
Celgene Corp. (a)(c)	27,000	2,559,060
Express Scripts Holding Co. (a)(c)	29,750	2,101,243
Gilead Sciences, Inc. (a)	29,150	3,103,018
Hologic, Inc. (a)(c)	72,750	1,770,008

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Laboratory Corp of America Holdings (a)(c)	16,400	$1,668,700
Mylan, Inc. (a)(c)	46,000	2,092,540
Roche Holding AG (c)	7,900	2,332,893
Thermo Fisher Scientific, Inc.	26,462	3,220,425
		29,836,858

INDUSTRIALS: 14.7%
3M Co.	30,000	4,250,399
Cummins, Inc. (c)	18,000	2,375,640
Eaton Corp PLC	34,050	2,157,749
Expeditors Int. of Washington, Inc. (c)	46,000	1,866,680
Landstar System, Inc.	29,250	2,111,558
Pall Corp.	27,875	2,333,138
Quanta Services, Inc. (a)	65,700	2,384,253
Roper Industries, Inc.	16,400	2,399,156
Stanley Black & Decker, Inc.	34,500	3,063,255
United Parcel Service, Inc., Class B	25,951	2,550,724
United Rentals, Inc. (a)(c)	18,750	2,083,125
		27,575,677

INFORMATION TECHNOLOGY: 30.8% (b)
ASML Holding NV (c)	16,294	1,610,172
Apple, Inc.	83,925	8,455,444
Aruba Networks, Inc. (a)	44,500	960,310
Cognizant Technology Solutions, Class A (a)	48,000	2,148,960
EMC Corp.	81,500	2,384,690
Facebook, Inc., Class A (a)	15,000	1,185,600
Google, Inc., Class A	5,705	3,356,879
Google, Inc., Class C (a)	5,305	3,062,895
IBM (c)	18,467	3,505,591
Ingram Micro Inc., Class A (a)	50,000	1,290,500
Intuit, Inc. (c)	26,400	2,313,960
MasterCard, Inc., Class A	28,000	2,069,760
Microsoft Corp.	96,500	4,473,740
Nuance Communications, Inc. (a)(c)	65,000	1,001,975
Oracle Corp.	43,750	1,674,750
QUALCOMM, Inc.	48,250	3,607,653
Red Hat, Inc. (a)	32,200	1,808,030
SAP SE, ADR (c)	15,850	1,143,736
SunPower Corp. (a)(c)	29,750	1,007,930
Texas Instruments, Inc. (c)	48,500	2,312,965
Trimble Navigation, Ltd. (a)(c)	58,750	1,791,875
Visa, Inc., Class A	8,000	1,706,960

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
eBay, Inc. (a)	43,750	$2,477,563
salesforce.com, inc. (a)	38,750	2,229,288
		57,581,226

MATERIALS: 2.2%
Nucor Corp.	39,000	2,116,919
Praxair, Inc. (c)	15,750	2,031,750
		4,148,669

TELECOMMUNICATION SERVICES: 1.7%
Verizon Communications, Inc.	46,370	2,318,036
Vodafone Group PLC, ADR	27,729	912,007
		3,230,043

UTILITIES: 1.2%
American Water Works Co., Inc.	47,404	2,286,295

TOTAL COMMON STOCKS (Cost $119,040,727)		180,552,469

TIME DEPOSIT: 3.7%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/14	$6,938,000	6,938,000
TOTAL TIME DEPOSIT (Cost $6,938,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.6%
State Street Institutional U.S. Government Money Market Fund (Cost $3,042,127)	3,042,127	3,042,127

TOTAL INVESTMENTS: 101.6% (Cost $129,020,854)		190,532,596

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE

Payable upon return of securities loaned - (Net): -1.6%		$(3,042,127)

Other assets and liabilities - (Net): 0.0%		44,234

Net Assets: 100.0%		$187,534,703

(a) Non-income producing security.

(b) Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.

(c) Security or partial position of this security was on loan as of September 30, 2014. The total market value of securities on loan as of September 30, 2014 was $31,942,694.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax World Small Cap Fund	September 30, 2014

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK: 97.8%
CONSUMER DISCRETIONARY: 6.9%
BJs Restaurants, Inc. (a)	75,027	$2,700,222
Cinemark Holdings, Inc.	39,440	1,342,538
Gannett Co., Inc.	99,796	2,960,947
Jamba, Inc. (a)	194,104	2,760,159
		9,763,866

CONSUMER STAPLES: 1.5%
Calavo Growers, Inc.	16,713	754,425
Pantry, Inc., The (a)	67,523	1,365,990
		2,120,415

ENERGY: 7.7%
LinnCo LLC	199,604	5,778,536
Ultra Petroleum Corp. (a)(b)	220,000	5,117,200
		10,895,736

FINANCIALS: 28.7% (c)
Cape Bancorp, Inc.	134,303	1,266,477
Capitol Federal Financial, Inc.	563,015	6,654,837
FBR & Co. (a)	176,690	4,862,509
Fox Chase Bancorp, Inc.	264,746	4,318,007
Hampden Bancorp, Inc.	72,336	1,243,456
LaSalle Hotel Properties, REIT	178,839	6,123,447
Peoples Federal Bancshares, Inc. (b)	209,228	4,184,560
Physicians Realty Trust, REIT	200,000	2,744,000
SEI Investments Co.	133,800	4,838,208
United Financial Bancorp., Inc.	334,152	4,240,389
		40,475,890

HEALTH CARE: 16.3%
Align Technology, Inc. (a)	26,000	1,343,680
Cantel Medical Corp.	42,131	1,448,464
Cubist Pharmaceuticals, Inc. (a)	45,718	3,032,932
Exactech, Inc. (a)	102,474	2,345,630
Hologic, Inc. (a)	212,456	5,169,054
Natus Medical, Inc. (a)	194,449	5,738,190
Quintiles Transnational Holdings, Inc. (a)	70,100	3,910,178
		22,988,128

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
INDUSTRIALS: 5.4%
JetBlue Airways Corp. (a)(b)	275,000	$2,920,500
Knoll, Inc.	107,194	1,855,528
NN, Inc.	107,946	2,884,317
		7,660,345

INFORMATION TECHNOLOGY: 26.9%
Evolving Systems, Inc. (b)	192,085	1,759,499
Factset Research Systems, Inc.	30,000	3,645,900
Open Text Corp. (b)	80,625	4,468,238
Plantronics, Inc.	59,265	2,831,682
Polycom, Inc. (a)	331,839	4,076,642
Realnetworks, Inc. (a)	162,600	1,130,070
SS&C Technologies Holdings, Inc. (a)	41,122	1,804,845
Sonus Networks, Inc. (a)	822,599	2,813,289
Teradyne, Inc.	281,412	5,456,579
TheStreet, Inc.	1,182,109	2,647,924
TiVo, Inc. (a)	388,989	4,977,113
Westell Technologies, Inc., Class A (a)	1,250,986	2,301,814
		37,913,595

MATERIALS: 1.6%
Innophos Holdings, Inc.	40,000	2,203,600

UTILITIES: 2.8%
Laclede Group, Inc., The	32,895	1,526,328
Unitil Corp.	79,931	2,485,055
		4,011,383

TOTAL COMMON STOCKS (Cost $140,462,245)		138,032,958

TIME DEPOSIT: 5.4%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/14	$7,655,000	7,655,000
TOTAL TIME DEPOSIT (Cost $7,655,000)

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 9.3%
State Street Institutional U.S. Government Money Market Fund (Cost $13,180,006)	13,180,006	$13,180,006

TOTAL INVESTMENTS: 112.5% (Cost $161,297,251)		158,867,964

Payable upon return of securities loaned - (Net): -9.3%		(13,180,006)

Other assets and liabilities - (Net): -3.2%		(4,525,356)

Net Assets: 100.0%		$141,162,602

(a) Non-income producing security.

(b) Security or partial position of this security was on loan as of September 30, 2014. The total market value of securities on loan as of September 30, 2014 was $12,757,606.

(c) Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	September 30, 2014

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 0.6%
ENERGY: 0.4%
LinnCo LLC (e)	100,000	$2,895,000

FINANCIAL SERVICES: 0.2%
Ares Capital Corp. (e)	70,000	1,131,200

HEALTHCARE: 0.0%
Interactive Health, Inc. (b)(d)	706	0

TECHNOLOGY & ELECTRONICS: 0.0%
Nuance Communications, Inc. (f)	5,000	77,075

TOTAL COMMON STOCKS (Cost $4,491,286)		4,103,275

PREFERRED STOCKS: 3.0%
ENERGY: 1.4%
Vanguard Natural Resources LLC, 7.625% (b)(e)	352,500	8,724,375

FINANCIAL SERVICES: 1.6%
Hercules Tech Growth Capital, Inc., 6.250% (b)(f)	320,000	7,907,200
Hercules Tech Growth Capital, Inc., 7.000% (b)	102,219	2,606,584
		10,513,785

HEALTHCARE: 0.0%
Interactive Health, Inc., 0.000% (b)(d)	1,412	0

TOTAL PREFERRED STOCKS (Cost $19,674,159)		19,238,159

EXCHANGE TRADED FUNDS: 0.1%
iShares iBoxx $ High Yield Corp Bond ETF	10,000	919,500

TOTAL EXCHANGE TRADED FUNDS (Cost $916,920)		919,500

BONDS: 91.2%
CORPORATE BONDS: 84.2%
AUTOMOTIVE: 1.3%
Chassix, Inc., 144A, 9.250%, 08/01/18 (a)	$250,000	248,125
Lear Corp., 5.375%, 03/15/24	1,000,000	1,010,000
Stackpole International Intermediate Co., 144A, 7.750%, 10/15/21 (a)(e)	7,000,000	7,070,000
		8,328,125

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
BANKING: 0.3%
Bank of America Corp., 1.350%, 11/21/16	$2,000,000	$2,003,756

BASIC INDUSTRY: 5.0%
FMG Resources, 144A, 6.875%, 02/01/18 (a)	2,000,000	2,060,000
Gibraltar Industries, Inc., 6.250%, 02/01/21	250,000	257,500
Kissner Milling Co., Ltd., 144A, 7.250%, 06/01/19 (a)	8,000,000	8,220,000
Neenah Paper, Inc., 144A, 5.250%, 05/15/21 (a)	1,000,000	1,013,750
Nexeo Solutions LLC/Finance Corp., 8.375%, 03/01/18	8,000,000	7,960,000
Sappi Papier Holding GmbH, 144A, 7.750%, 07/15/17 (a)	250,000	270,000
Sappi Papier Holding GmbH, 144A, 8.375%, 06/15/19 (a)(e)	400,000	433,000
Sappi Papier Holding GmbH, 144A, 6.625%, 04/15/21 (a)(e)	6,750,000	7,020,000
Sappi Papier Holding GmbH, 144A, 7.500%, 06/15/32 (a)	2,955,000	2,659,500
Trinseo Materials Operating SCA/Finance, Inc., 8.750%, 02/01/19	2,250,000	2,373,750
		32,267,500

CAPITAL GOODS: 5.3%
CTP Transportation Products LLC/Finance, Inc., 144A, 8.250%, 12/15/19 (a)	6,000,000	6,420,000
Hyva Global BV, 144A, 8.625%, 03/24/16 (a)(e)	4,000,000	4,074,800
Mcron Finance Sub LLC/Finance Corp., 144A, 8.375%, 05/15/19 (a)	4,198,000	4,533,840
Milacron LLC/Mcron Finance Corp., 144A, 7.750%, 02/15/21 (a)	1,615,000	1,707,863
Paperworks Industries, Inc., 144A, 9.500%, 08/15/19 (a)	3,000,000	3,063,750
Plastipak Holdings, Inc., 144A, 6.500%, 10/01/21 (a)	1,000,000	1,020,000
SPL Logistics Escrow LLC/Finance Corp., 144A, 8.875%, 08/01/20 (a)	5,000,000	5,462,500
Unifrax I, LLC/Holding Co., 144A, 7.500%, 02/15/19 (a)	6,250,000	6,343,750
Waterjet Holdings, Inc., 144A, 7.625%, 02/01/20 (a)	1,400,000	1,452,500
		34,079,003

CHEMICALS: 0.5%
Polymer Group, Inc., 144A, 6.875%, 06/01/19 (a)	3,000,000	2,996,250

CONSUMER CYCLICAL: 7.8%
Brown Shoe Co., Inc., 7.125%, 05/15/19	3,000,000	3,150,000
CST Brands, Inc., 5.000%, 05/01/23	3,000,000	2,940,000
DriveTime Automotive Group/Acceptance Corp., 144A, 8.000%, 06/01/21 (a)	3,000,000	2,872,500
Hot Topic, Inc., 144A, 9.250%, 06/15/21 (a)(e)	3,000,000	3,225,000
Ingles Markets, Inc., 5.750%, 06/15/23	10,000,000	10,075,000
Levi Strauss & Co., 7.625%, 05/15/20 (e)	3,000,000	3,180,000
Levi Strauss & Co., 6.875%, 05/01/22 (e)	200,000	210,000
Outerwall, Inc., 6.000%, 03/15/19	6,200,000	6,122,500
Perry Ellis International, Inc., 7.875%, 04/01/19	8,000,000	8,120,000
PF Chang’s China Bistro, Inc., 144A, 10.250%, 06/30/20 (a)(e)	500,000	498,750
Radio Systems Corp., 144A, 8.375%, 11/01/19 (a)	2,100,000	2,252,250

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
CONSUMER CYCLICAL, continued
Sally Holdings LLC/Capital, Inc., 6.875%, 11/15/19	$4,450,000	$4,739,250
Sally Holdings LLC/Capital, Inc., 5.750%, 06/01/22	2,425,000	2,485,625
Sally Holdings LLC/Capital, Inc., 5.500%, 11/01/23	100,000	101,000
		49,971,875

CONSUMER NON-CYCLICAL: 1.7%
BC Mountain LLC/Finance, Inc., 144A, 7.000%, 02/01/21 (a)	250,000	231,250
H.J. Heinz Finance Co., 144A, 7.125%, 08/01/39 (a)	3,000,000	3,240,000
KeHE Distributors, LLC/Finance Corp., 144A, 7.625%, 08/15/21 (a)	3,500,000	3,716,563
Univeg Holding BV, 144A, 7.875%, 11/15/20 (a)(c)NL	3,000,000	3,582,718
		10,770,531

ENERGY: 18.0%
Alta Mesa Holdings, LP/Finance Services Corp., 9.625%, 10/15/18	6,000,000	6,240,000
Bonanza Creek Energy, Inc., 6.750%, 04/15/21	1,750,000	1,811,250
CGG SA, 6.500%, 06/01/21 (e)	500,000	440,000
Chaparral Energy, Inc., 7.625%, 11/15/22	9,750,000	10,042,499
Clayton Williams Energy, Inc., 7.750%, 04/01/19	8,050,000	8,311,625
Drill Rigs Holdings, Inc., 144A, 6.500%, 10/01/17 (a)	5,000,000	5,000,000
Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21	862,000	849,070
EV Energy Partners, LP/Finance Corp., 8.000%, 04/15/19	2,475,000	2,574,000
Exterran Partners LP/EXPL Finance Corp., 6.000%, 04/01/21	6,250,000	6,109,375
Exterran Partners LP/EXPL Finance Corp., 144A, 6.000%, 10/01/22 (a)	2,000,000	1,955,000
Ferrell Gas LP, 6.750%, 01/15/22	3,600,000	3,528,000
Hercules Offshore, Inc., 144A, 6.750%, 04/01/22 (a)	7,950,000	6,230,813
ION Geophysical Corp., 8.125%, 05/15/18 (e)	8,000,000	7,680,000
Jones Energy Holdings/Finance Co., 144A, 6.750%, 04/01/22 (a)	500,000	501,250
KCA Deutag UK Finance PLC, 144A, 7.250%, 05/15/21 (a)	750,000	716,250
Memorial Production Partners LP/Finance Corp., 7.625%, 05/01/21	5,000,000	5,000,000
Penn Virginia Corp., 8.500%, 05/01/20	9,375,000	9,890,625
Petroleum Geo-Services ASA, 144A, 7.375%, 12/15/18 (a)	2,000,000	2,010,000
PHI, Inc., 5.250%, 03/15/19	3,000,000	3,026,250
Rex Energy Corp., 144A, 6.250%, 08/01/22 (a)	8,100,000	7,846,875
Rosetta Resources, Inc., 5.625%, 05/01/21	2,500,000	2,450,000
Rosetta Resources, Inc., 5.875%, 06/01/22	6,000,000	6,007,500
Sabine Pass Liquefaction, LLC, 5.625%, 02/01/21	1,710,000	1,765,575
SAExploration Holdings, Inc., 144A, 10.000%, 07/15/19 (a)	8,500,000	8,415,000
Sanjel Corp., 144A, 7.500%, 06/19/19 (a)	7,000,000	6,930,000
		115,330,957

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued

FINANCIAL SERVICES: 1.5%
CIT Group, Inc., 5.250%, 03/15/18	$1,000,000	$1,032,500
Fly Leasing, Ltd., 6.750%, 12/15/20	2,000,000	2,085,000
Fly Leasing, Ltd., 6.375%, 10/15/21	5,000,000	4,962,500
Oxford Finance, LLC/Co - Issuer, Inc.,144A, 7.250%, 01/15/18 (a)	1,475,000	1,541,375
		9,621,375

HEALTH CARE: 2.2%
Air Medical Group Holdings, Inc., 9.250%, 11/01/18	2,000,000	2,095,000
Hanger, Inc., 7.125%, 11/15/18	4,920,000	5,055,300
Salix Pharmaceuticals, Ltd., 144A, 6.000%, 01/15/21 (a)	6,590,000	7,150,150
		14,300,450

MEDIA: 14.3%
Altice Financing SA, 144A, 6.500%, 01/15/22 (a)	2,000,000	2,055,000
Altice Finco SA, 144A, 8.125%, 01/15/24 (a)	7,250,000	7,793,750
Altice SA, 144A, 7.750%, 05/15/22 (a)	1,500,000	1,552,500
Columbus International, Inc., 144A, 7.375%, 03/30/21 (a)	8,500,000	8,871,875
Dish DBS Corp., 5.875%, 07/15/22	4,000,000	4,090,000
Expo Event Transco, Inc., 144A, 9.000%, 06/15/21 (a)	11,050,000	11,436,749
Harland Clarke Holdings Corp., 144A, 6.875%, 03/01/20 (a)	5,000,000	5,118,750
Harland Clarke Holdings Corp., 144A, 9.250%, 03/01/21 (a)	5,000,000	5,081,250
Harron Communications, LP/Finance Corp., 144A, 9.125%, 04/01/20 (a)	2,435,000	2,666,325
Lee Enterprises, Inc., 144A, 9.500%, 03/15/22 (a)	250,000	254,375
MDC Partners, Inc., 144A, 6.750%, 04/01/20 (a)	7,141,000	7,390,935
MHGE Parent LLC/Finance, 144A, 8.500%, 08/01/19 (a)(e)	5,000,000	4,743,750
Nara Cable Funding II, Ltd., 144A, 8.500%, 03/01/20 (a)(c)IE	250,000	373,415
Numericable Group, 144A, 4.875%, 05/15/19 (a)	1,000,000	991,250
Numericable Group, 144A, 6.000%, 05/15/22 (a)	1,000,000	1,008,750
Quad/Graphics, Inc., 144A, 7.000%, 05/01/22 (a)	4,000,000	3,885,000
SITV LLC/Finance, 144A, 10.375%, 07/01/19 (a)	2,000,000	1,985,000
Time, Inc., 144A, 5.750%, 04/15/22 (a)	5,000,000	4,800,000
Tivo, Inc., 144A, 2.000%, 10/01/21 (a)	1,000,000	976,250
Townsquare Radio, LLC/Inc., 144A, 9.000%, 04/01/19 (a)	6,350,000	6,873,875
VTR Finance BV, 144A, 6.875%, 01/15/24 (a)	2,500,000	2,593,750
WMG Acquisition Corp., 144A, 6.750%, 04/15/22 (a)	7,000,000	6,737,500
WMG Acquisition Corp., 144A, 5.625%, 04/15/22 (a)	250,000	250,625
		91,530,674

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
REAL ESTATE: 1.9%
Kennedy-Wilson, Inc., 8.750%, 04/01/19	$7,800,000	$8,326,500
Kennedy-Wilson, Inc., 5.875%, 04/01/24	1,000,000	1,007,500
Forestar USA Real Estate Group, Inc., 144A, 8.500%, 06/01/22 (a)	3,100,000	3,193,000
		12,527,000

SERVICES: 11.0%
Air Canada, 144A, 7.750%, 04/15/21 (a)(e)	4,500,000	4,601,250
Algeco Scotsman Global Finance PLC, 144A, 9.000%, 10/15/18 (a)(c)UK	250,000	329,972
Algeco Scotsman Global Finance PLC, 144A, 8.500%, 10/15/18 (a)	7,850,000	8,085,500
Ashtead Capital, Inc., 144A, 5.625%, 10/01/24 (a)	1,000,000	1,007,500
BlueLine Rental Finance Corp., 144A, 7.000%, 02/01/19 (a)	2,100,000	2,163,000
Jack Cooper Holdings Corp., 144A, 9.250%, 06/01/20 (a)	10,380,000	11,197,425
Jurassic Holdings III, Inc., 144A, 6.875%, 02/15/21 (a)	750,000	751,875
Kenan Advantage Group, Inc., The, 144A, 8.375%, 12/15/18 (a)	4,400,000	4,614,500
Light Tower Rentals, Inc., 144A, 8.125%, 08/01/19 (a)	3,000,000	3,045,000
Michael Baker Holdings LLC/Finance Corp., 144A, 8.875%, 04/15/19 (a)	10,000,000	9,950,000
Michael Baker International LLC/CDL Acq Co, Inc., 144A, 8.250%, 10/15/18 (a)	3,600,000	3,654,000
Navios Maritime Acqusition Corp./Finance, US, Inc., 144A, 8.125%, 11/15/21 (a)	8,000,000	7,760,000
Ridgebury Crude Tankers LLC, 144A, 7.625%, 03/20/17 (a)	800,000	821,500
syncreon Group BV/Global Finance US, Inc., 144A, 8.625%, 11/01/21 (a)	9,050,000	9,004,750
Vander Intermediate Holding II Corp., 144A, 9.750%, 02/01/19 (a)(e)	2,100,000	2,199,750
Viking Cruises, Ltd., 144A, 8.500%, 10/15/22 (a)	500,000	546,250
Zachry Holdings, Inc., 144A, 7.500%, 02/01/20 (a)	1,000,000	1,030,000
		70,762,272

TECHNOLOGY & ELECTRONICS: 7.1%
ACI Worldwide, Inc., 144A, 6.375%, 08/15/20 (a)	250,000	260,000
Advanced Micro Devices, Inc., 6.750%, 03/01/19	4,950,000	5,024,250
Advanced Micro Devices, Inc., 7.750%, 08/01/20 (e)	3,000,000	3,060,000
Advanced Micro Devices, Inc., 7.000%, 07/01/24 (e)	3,750,000	3,600,000
BCP Singapore VI Cayman Financing Co., Ltd., 144A, 8.000%, 04/15/21 (a)(e)	6,000,000	6,180,000
Entegris, Inc., 144A, 6.000%, 04/01/22 (a)	2,100,000	2,142,000
j2 Global, Inc., 8.000%, 08/01/20	7,000,000	7,595,000
MMI International, Ltd., 144A, 8.000%, 03/01/17 (a)	3,000,000	3,045,000
NeuStar, Inc., 4.500%, 01/15/23 (e)	3,000,000	2,670,000
Syniverse Holdings, Inc., 9.125%, 01/15/19	7,013,000	7,381,183
WEX, Inc. 144A, 4.750%, 02/01/23 (a)	4,500,000	4,297,500
Zebra Technologies Corp., 144A, 7.250%, 10/15/22 (a)	500,000	500,000
		45,754,933

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
TELECOMMUNICATIONS: 6.2%
B Communications, Ltd., 144A, 7.375%, 02/15/21 (a)	$5,500,000	$5,878,125
Digicel Group, Ltd., 144A, 8.250%, 09/30/20 (a)	6,000,000	6,210,600
Digicel Group, Ltd., 144A, 7.125%, 04/01/22 (a)	250,000	250,125
Eileme 2 AB, 144A, 11.625%, 01/31/20 (a)	5,400,000	6,264,000
Equinix, Inc., 3.000%, 10/15/14 (e)	1,000,000	1,923,125
Fairpoint Communications, Inc., 144A, 8.750%, 08/15/19 (a)	3,000,000	3,157,500
Maxcom Telecomunicaciones SAB de CV, 6.000%, 06/15/20 (b)	2,658,333	2,316,073
Pacnet,Ltd., 144A, 9.000%, 12/12/18 (a)(b)	6,000,000	6,352,500
Sprint Corp., 144A, 7.875%, 09/15/23 (a)	1,000,000	1,062,500
Sprint Corp., 144A, 7.125%, 06/15/24 (a)	6,500,000	6,573,125
		39,987,673

UTILITY: 0.1%
FPL Energy National Wind Portfolio LLC, 144A, 6.125%, 03/25/19 (a)(b)	43,320	42,948
Ormat Funding Corp., 8.250%, 12/30/20 (b)	422,035	429,421
		472,369

TOTAL CORPORATE BONDS (Cost $539,319,921)		540,704,743

LOANS: 7.0%
CONSUMER CYCLICAL: 2.1%
Charlotte Russe, Inc., Term B, 6.750%, 05/21/19 (b)	9,897,481	9,749,019
Stuart Weitzman Acq. Co., LLC, 4.500%, 03/04/20 (b)	4,000,000	3,940,000
		13,689,019

ENERGY: 0.8%
Green Plains Processing LLC, 6.500%, 06/30/20	5,000,000	4,996,900

HEALTHCARE: 0.4%
Salix Pharmaceuticals, Ltd., 4.250%, 01/02/20	2,874,999	2,871,851

MEDIA: 0.0%
Lee Enterprises, Inc., 7.250%, 03/21/19	226,689	227,114

TECHNOLOGY & ELECTRONICS: 2.2%
Internap Network Services Corp., 6.000%, 11/26/19	6,965,000	6,982,413
Isola USA Corp., 9.250%, 11/29/18	6,912,500	6,964,344
		13,946,757

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
LOANS, continued
TELECOMMUNICATIONS: 1.5%
Birch Communications, Inc., 7.750%, 07/18/20	$3,500,000	$3,430,000
Fairpoint Communications, Inc., 7.500%, 02/14/19	2,984,887	3,035,272
PRWireless, Inc., 1.000%, 06/27/20	3,000,000	2,970,000
		9,435,272

TOTAL LOANS (Cost $45,134,203)		45,166,913

TOTAL BONDS (Cost $584,454,125)		585,871,656

CERTIFICATES OF DEPOSIT: 0.1%
Beneficial State Bank, 1.100%, 01/21/15	200,000	200,000
Beneficial State Bank, 1.250%, 05/10/17	100,000	100,000
Beneficial State Bank, FSB CDARS, 0.120%, 10/09/14	100,000	100,000
Beneficial State Bank, FSB CDARS, 0.080%, 01/08/15	200,000	200,000
Self Help Credit Union, 0.550%, 01/04/15	100,000	100,000
Urban Partnership Bank, 0.200%, 02/03/15	100,000	100,000
Urban Partnership Bank, 0.300%, 07/01/15	100,639	100,639
TOTAL CERTIFICATES OF DEPOSIT (Cost $900,639)		900,639

TIME DEPOSIT: 3.7%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/14	24,015,000	24,015,000
TOTAL TIME DEPOSIT (Cost $24,015,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 4.8%
State Street Institutional U.S. Government Money Market Fund (Cost $30,629,343)	30,629,343	30,629,343

TOTAL INVESTMENTS: 103.5% (Cost $665,081,472)		665,677,572

Payable upon return of securities loaned - (Net): -4.8%		(30,629,343)

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE

Other assets and liabilities - (Net): 1.3%		$8,252,131

Net Assets: 100.0%		$643,300,360

(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(b) Illiquid security.

(c) Principal amount is in Euro Dollars; value is in U.S. dollars.

(d) Fair Valued security.

(e) Security or partial position of this security was on loan as of September 30, 2014. The total market value of securities on loan as of September 30, 2014 was $30,816,039.

(f)  Non-income producing security.

IE - Ireland

LP - Limited Partnership

NL - Netherlands

REIT - Real Estate Investment Trust

UK - United Kingdom

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE

SECURITIES SHORT SOLD: -0.4%

COMMON STOCK: -0.4%
TELECOMMUNICATIONS: -0.4%
Equinix, Inc. (f)	(10,895)	$(2,314,970)

TOTAL SECURITIES SOLD SHORT (Proceeds -$2,216,436)		$(2,314,970)

Schedule of Investments (Unaudited)
Pax World Global Environmental Markets Fund	September 30, 2014

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 98.6%
RENEWABLE & ALTERNATIVE ENERGY: 6.1%
SOLAR ENERGY GENERATION EQUIPMENT: 1.6%
Trina Solar, Ltd., ADR (a)	249,600	$3,012,672

RENEWABLE ENERGY DEVELOPER &
INDEPENDENT POWER PRODUCERS (IPPS) : 4.5%
Enel Green Power SpA	1,482,872	3,784,926
Huaneng Renewables Corp., Ltd.	15,208,000	4,984,158
		8,769,084
ENERGY EFFICIENCY: 34.2%
POWER NETWORK EFFICIENCY: 6.2%
ABB, Ltd. (a)	81,738	1,828,444
Emerson Electric Co.	49,800	3,116,484
Itron, Inc. (a)	48,785	1,917,738
Quanta Services, Inc. (a)	141,500	5,135,035
		11,997,701
INDUSTRIAL ENERGY EFFICIENCY: 8.0%
GEA Group AG	110,210	4,787,923
Regal-Beloit Corp.	48,600	3,122,550
SMC Corp./Japan	14,300	3,943,096
Spirax-Sarco Engineering PLC	82,279	3,754,462
		15,608,031
BUILDINGS ENERGY EFFICIENCY: 5.2%
Acuity Brands, Inc.	16,200	1,906,902
Kingspan Group PLC	223,335	3,554,251
Legrand SA	86,702	4,505,341
		9,966,494
TRANSPORT ENERGY EFFICIENCY: 5.9%
BorgWarner, Inc.	107,600	5,660,836
Delphi Automotive PLC	93,100	5,710,754
		11,371,590
CONSUMER ENERGY EFFICIENCY: 5.1%
Epistar Corp.	2,200,000	4,110,144
Murata Manufacturing Co., Ltd.	50,300	5,717,367
		9,827,511

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
DIVERSIFIED ENERGY EFFICIENCY: 3.8%
IMI PLC	190,661	$3,791,483
Siemens AG	29,980	3,567,381
		7,358,864
WATER INFRASTRUCTURE & TECHNOLOGIES: 30.4%
WATER INFRASTRUCTURE: 15.0%
Beijing Enterprises Water Group, Ltd. (a)	5,718,000	3,844,764
IDEX Corp.	50,750	3,672,778
Pentair PLC	90,250	5,910,472
Roper Industries, Inc.	26,800	3,920,572
Valmont Industries, Inc.	14,400	1,942,992
Watts Water Technologies, Inc., Class A	78,646	4,581,130
Xylem, Inc.	148,000	5,252,520
		29,125,228
WATER TREATMENT EQUIPMENT: 5.7%
Kemira Oyj	363,427	4,781,306
Pall Corp.	73,600	6,160,320
		10,941,626
WATER UTILITIES: 9.7%
American Water Works Co., Inc.	118,000	5,691,140
Cia de Saneamento Basico do Estado, ADR	429,300	3,481,623
Pennon Group PLC	460,708	5,887,839
Severn Trent PLC	121,299	3,685,347
		18,745,949
POLLUTION CONTROL: 12.0%
POLLUTION CONTROL SOLUTIONS: 3.3%
ENN Energy Holdings, Ltd.	653,500	4,275,596
Umicore SA	50,192	2,188,265
		6,463,861
ENVIRONMENTAL TESTING & GAS SENSING: 8.7%
Agilent Technologies, Inc.	98,200	5,595,436
ALS, Ltd.	226,620	1,042,814
Applus Services SA (a)	191,574	2,527,352
Horiba, Ltd.	105,899	3,840,300
Thermo Fisher Scientific, Inc.	30,600	3,724,020
		16,729,922

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
WASTE MANAGEMENT & TECHNOLOGIES: 7.5%
HAZARDOUS WASTE MANAGEMENT: 5.5%
Daiseki Co., Ltd.	272,686	$5,082,025
Stericycle, Inc. (a)	47,550	5,542,428
		10,624,453
GENERAL WASTE MANAGEMENT: 2.0%
Shanks Group PLC	2,692,190	3,908,102

ENVIRONMENTAL SUPPORT SERVICES: 7.3%
DIVERSIFIED ENVIRONMENTAL: 7.3%
3M Co.	27,300	3,867,864
Linde AG	28,887	5,529,244
Sekisui Chemical Co., Ltd.	417,200	4,794,845
		14,191,953
FOOD, AGRICULTURE & FORESTRY: 1.1%
LOGISTICS, FOOD SAFETY AND PACKAGING: 1.1%
Sealed Air Corp.	59,100	2,061,408

TOTAL COMMON STOCKS (Cost $171,017,678)		190,704,449

TOTAL INVESTMENTS: 98.6% (Cost $171,017,678)		190,704,449

Other assets and liabilities - (Net): 1.4%		2,774,495

Net Assets: 100.0%		$193,478,944

(a) Non-income producing security.

ADR - American Depositary Receipt

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$1,042,814	0.5%
BELGIUM	2,188,265	1.1%
BRAZIL	3,481,623	1.8%
CHINA	12,272,426	6.3%
FINLAND	4,781,306	2.5%
FRANCE	4,505,341	2.3%
GERMANY	13,884,548	7.2%
HONG KONG	3,844,764	2.0%
IRELAND	9,464,724	4.9%
ITALY	3,784,926	2.0%
JAPAN	23,377,633	12.1%
SPAIN	2,527,352	1.3%
SWITZERLAND	1,828,444	0.9%
TAIWAN	4,110,144	2.2%
UNITED KINGDOM	26,737,986	13.8%
UNITED STATES	72,872,153	37.7%
Other assets and liabilities - (Net)	2,774,495	1.4%
TOTAL	$193,478,944	100.0%

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	September 30, 2014

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 98.3%
AUSTRALIA: 9.2%
Amcor, Ltd.	26,354	$261,040
AMP, Ltd.	58,188	277,542
Australia & New Zealand Banking Group, Ltd	54,067	1,461,549
Brambles, Ltd.	32,643	271,548
CFS Retail Property Trust Group, REIT	137,816	240,604
Commonwealth Bank of Australia	31,113	2,048,560
Fortescue Metals Group, Ltd.	41,044	124,693
Goodman Group, REIT	39,285	177,538
GPT Group, The, REIT	52,521	177,865
Insurance Australia Group, Ltd.	49,121	263,257
Lend Lease Group	10,073	126,475
Mirvac Group, REIT	99,049	148,996
National Australia Bank, Ltd.	47,466	1,350,105
Newcrest Mining, Ltd. (a)	24,854	228,408
Orica, Ltd.	12,376	204,250
QBE Insurance Group, Ltd.	23,064	234,879
Ramsay Health Care, Ltd.	3,693	161,828
Stockland, REIT	57,517	198,710
Transurban Group	34,765	234,719
Wesfarmers, Ltd.	22,111	814,830
Westpac Banking Corp.	60,898	1,709,618
Woodside Petroleum, Ltd.	14,091	500,338
		11,217,352
AUSTRIA: 0.1%
OMV AG	4,343	146,041

BELGIUM: 0.5%
Colruyt SA	3,530	155,537
Delhaize Group SA	2,530	175,827
KBC Groep NV (a)	4,247	225,456
		556,820
DENMARK: 2.1%
Coloplast A/S, Class B	2,764	231,148
Novo Nordisk A/S, Class B	38,328	1,824,864
Novozymes A/S, Class B	2,648	114,594
Pandora A/S	1,813	141,553
TDC A/S	12,003	90,931
Vestas Wind Systems A/S (a)	3,666	142,929
		2,546,019

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINLAND: 0.3%
Stora Enso OYJ, Class R	14,131	$117,239
UPM-Kymmene OYJ	15,208	216,186
		333,425
FRANCE: 7.0%
Accor SA	4,151	183,840
Air Liquide SA	6,509	793,583
AtoS	1,573	113,910
AXA SA	34,184	842,039
Bouygues SA	5,006	161,866
Cap Gemini SA	3,985	285,779
Carrefour SA	12,525	386,828
Christian Dior SA	1,376	230,513
Cie de St-Gobain	8,565	391,348
Danone SA	12,003	803,792
Kering	1,356	273,396
Lafarge SA	3,591	258,431
Legrand SA	5,426	281,954
L’Oreal SA	4,588	727,633
Natixis SA	18,301	125,909
Renault SA	3,874	280,244
Rexel SA	5,834	108,949
Schneider Electric SA	9,214	706,921
Societe BIC SA	1,411	181,887
Technip SA	1,838	154,182
Unibail-Rodamco SE, REIT	1,984	510,201
Vallourec SA	2,925	134,608
Vinci SA	8,324	483,049
Wendel SA	1,039	117,748
		8,538,610
GERMANY: 8.2%
adidas AG	3,664	273,391
Allianz SE	8,788	1,418,663
BASF SE	17,775	1,621,388
Bayerische Motoren Werke AG	7,132	729,788
Deutsche Boerse AG	3,755	252,151
Deutsche Lufthansa AG	5,874	92,234
Deutsche Post AG	16,548	527,468
Fraport AG Frankfurt Airport Svc Worldwide	69	4,524
GEA Group AG	5,448	236,681
HeidelbergCement AG	3,193	210,166
Henkel AG & Co. KGaA	5,668	548,434

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
GERMANY, continued
Hochtief AG	1,868	$128,202
K+S AG	5,391	152,077
Linde AG	3,827	732,524
Merck KGaA	1,390	127,762
METRO AG (a)	3,038	99,631
Muenchener Rueckversicherungs AG	3,803	750,208
ProSiebenSat.1 Media AG	5,516	218,683
SAP AG	17,656	1,274,227
Volkswagen AG	2,953	609,818
		10,008,020
HONG KONG: 1.4%
Chaoda Modern Agriculture (Holdings), Ltd. (a)(b)(c)	710,000	21,232
CLP Holdings, Ltd.	36,000	288,943
Hang Seng Bank, Ltd.	17,400	279,440
Hong Kong & China Gas Co., Ltd.	142,000	307,962
Hong Kong Exchanges and Clearing, Ltd.	24,239	522,338
Li & Fung, Ltd.	146,000	165,840
Swire Pacific, Ltd., Class A	9,500	122,532
		1,708,287
IRELAND: 0.4%
CRH PLC	12,705	288,534
Kerry Group PLC, Class A	2,869	202,274
		490,808
ISRAEL: 0.1%
Delek Group, Ltd.	221	83,643

ITALY: 1.2%
Assicurazioni Generali SpA	24,041	504,070
Atlantia SpA	5,768	141,695
Enel Green Power SpA	40,939	104,494
Intesa Sanpaolo SpA	208,490	629,374
Pirelli & C. SpA	7,474	103,059
		1,482,692
JAPAN: 22.5%
Aisin Seiki Co., Ltd.	4,300	155,206
Ajinomoto Co., Inc.	15,000	249,450
Asahi Kasei Corp.	27,000	219,573
Asics Corp.	5,700	128,556
Astellas Pharma, Inc.	43,000	640,424

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
JAPAN, continued
Canon, Inc.	21,500	$699,522
Casio Computer Co., Ltd.	5,700	95,254
Central Japan Railway Co.	2,900	391,177
Chugai Pharmaceutical Co., Ltd.	5,800	167,885
Citizen Holdings Co., Ltd.	700	4,597
Daikin Industries, Ltd.	5,400	334,979
Daiwa House Industry Co., Ltd.	18,000	323,368
Denso Corp.	10,200	470,590
Dentsu, Inc.	6,900	262,823
East Japan Railway Co.	7,700	576,751
Eisai Co., Ltd.	7,200	291,227
Fast Retailing Co., Ltd.	1,100	368,601
Fuji Heavy Industries, Ltd.	12,600	417,395
Fujitsu, Ltd.	46,000	283,110
Hitachi Chemical Co., Ltd.	6,000	106,573
Hitachi Construction Machinery Co., Ltd.	2,900	58,384
Honda Motor Co., Ltd.	34,200	1,173,396
Ibiden Co., Ltd.	7,100	138,395
Inpex Corp.	22,500	318,106
JFE Holdings, Inc.	12,800	255,699
Kajima Corp.	36,000	172,321
Kao Corp.	12,400	483,881
Kawasaki Heavy Industries, Ltd.	29,000	115,943
KDDI Corp.	12,100	727,890
Keyence Corp.	1,000	434,186
Kobe Steel, Ltd.	79,000	128,294
Komatsu, Ltd.	18,900	436,801
Konica Minolta, Inc.	10,500	113,511
Kubota Corp.	27,000	427,501
Kyocera Corp.	8,000	373,656
Makita Corp.	1,900	107,334
Mazda Motor Corp.	10,800	271,668
Mitsubishi Corp.	31,000	634,888
Mitsubishi Electric Corp.	39,000	519,916
Mitsubishi Materials Corp.	33,000	106,775
Mitsubishi Motors Corp.	10,600	128,578
Mitsubishi UFJ Lease & Finance Co., Ltd.	10,200	53,344
Mitsui Fudosan Co., Ltd.	17,000	521,703
Mitsui OSK Lines, Ltd.	12,000	38,341
Mizuho Financial Group, Inc.	418,000	746,210
Murata Manufacturing Co., Ltd.	4,800	545,594
NEC Corp.	38,000	131,342
NGK Insulators, Ltd.	6,000	143,020

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
JAPAN, continued
NGK Spark Plug Co., Ltd.	3,000	$88,274
Nikon Corp.	7,400	107,027
Nippon Paint Holdings Co., Ltd.	5,000	112,789
Nippon Steel & Sumitomo Metal Corp.	161,000	417,977
Nippon Telegraph & Telephone Corp.	8,200	508,517
Nissan Motor Co., Ltd.	43,100	417,214
Nitto Denko Corp.	2,600	142,366
NSK, Ltd.	10,000	142,631
NTT DOCOMO, Inc.	38,400	643,132
Obayashi Corp.	16,000	109,498
Omron Corp.	3,100	140,889
Oriental Land Co., Ltd./Japan	600	113,386
Osaka Gas Co., Ltd.	60,000	240,929
Panasonic Corp.	38,400	457,665
Resona Holdings, Inc.	57,000	321,559
Ricoh Co., Ltd.	9,000	96,690
Santen Pharmaceutical Co., Ltd.	2,400	134,402
Secom Co., Ltd.	5,700	339,574
Sekisui Chemical Co., Ltd.	16,000	183,887
Sekisui House, Ltd.	19,800	233,358
Seven & I Holdings Co., Ltd.	14,000	543,010
Sharp Corp./Japan (a)	37,000	105,256
Shimizu Corp.	20,000	157,821
Shin-Etsu Chemical Co., Ltd.	7,700	504,497
SoftBank Corp.	18,600	1,299,189
Sompo Japan Nipponkoa Holdings, Inc.	7,100	172,236
Sony Corp.	17,300	310,487
Sumitomo Chemical Co., Ltd.	35,000	125,009
Sumitomo Electric Industries, Ltd.	18,900	279,792
Sumitomo Metal Mining Co., Ltd.	9,000	126,664
Sumitomo Mitsui Financial Group	27,100	1,104,175
Suzuken Co., Ltd.	3,900	112,352
Sysmex Corp.	3,000	120,807
T&D Holdings, Inc.	8,600	110,509
Takeda Pharmaceutical Co., Ltd.	15,400	669,475
TDK Corp.	2,500	139,851
Toho Gas Co., Ltd.	24,000	135,139
Tokyo Electron, Ltd.	3,900	254,183
Tokyo Gas Co., Ltd.	57,000	320,290
Toray Industries, Inc.	41,000	271,050
Toyota Industries Corp.	2,300	111,269
Toyota Tsusho Corp.	4,200	102,308
Yamaha Motor Co., Ltd.	7,100	139,123

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
JAPAN, continued		$27,659,994
LUXEMBOURG: 0.5%
SES SA	8,264	285,736
Subsea 7 SA	9,756	139,323
Tenaris SA	8,065	184,040
		609,099
NETHERLANDS: 4.8%
Aegon NV	41,982	345,688
Akzo Nobel NV	5,648	386,443
ASML Holding NV	6,631	656,791
CNH Industrial NV (a)	19,057	150,950
Gemalto NV	1,119	102,746
ING Groep NV (a)	74,529	1,059,371
Koninklijke Ahold NV	17,075	276,199
Koninklijke DSM NV	4,641	286,157
Koninklijke KPN NV (a)	68,224	218,428
Koninklijke Philips NV	16,864	536,272
Reed Elsevier NV	13,307	301,887
Unilever NV	32,061	1,272,346
Wolters Kluwer NV	11,577	308,728
		5,902,006
NEW ZEALAND: 0.1%
Auckland International Airport, Ltd.	59,347	178,294

NORWAY: 1.2%
DNB ASA	23,633	442,270
Norsk Hydro ASA	19,894	111,223
Statoil ASA	24,618	670,244
Telenor ASA	12,566	275,792
		1,499,529
PORTUGAL: 0.3%
EDP - Energias de Portugal SA	40,582	176,964
Galp Energia SGPS SA	6,300	102,390
Jeronimo Martins SGPS SA	11,264	123,952
		403,306
SINGAPORE: 0.8%
CapitaLand, Ltd.	47,000	117,747
City Developments, Ltd.	11,000	82,864

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
SINGAPORE, continued
Keppel Corp., Ltd.	30,000	$246,761
Singapore Press Holdings, Ltd.	164,000	539,722
		987,094
SPAIN: 3.5%
Abertis Infraestructuras SA	7,262	143,203
Amadeus IT Holding SA, Class A	8,105	302,570
Banco Bilbao Vizcaya Argentaria SA	117,072	1,409,016
CaixaBank SA	32,212	195,865
Distribuidora Internacional d Alimentacion	20,003	143,346
Ferrovial SA	10,578	204,648
Iberdrola SA	90,087	643,932
Inditex SA	22,480	620,531
Red Electrica Corp. SA	1,580	136,761
Repsol SA	18,301	434,174
		4,234,046
SWEDEN: 4.4%
Alfa Laval AB	5,161	109,959
Assa Abloy AB, Class B	7,104	365,057
Atlas Copco AB, Class A	14,328	408,831
Atlas Copco AB, Class B	9,327	241,045
Electrolux AB, Class B	4,735	124,721
Hennes & Mauritz AB, Class B	19,493	806,035
Investment AB Kinnevik, Class B	6,302	227,253
Nordea Bank AB	59,273	768,380
Sandvik AB	20,610	231,478
Skandinaviska Enskilda Banken AB, Class A	30,868	410,687
Skanska AB, Class B	11,344	233,950
SKF AB, Class B	5,011	104,320
Svenska Cellulosa AB SCA, Class B	13,630	323,864
Swedbank AB, Class A	16,658	417,708
TeliaSonera AB	50,157	345,890
Volvo AB, Class B	26,412	285,749
		5,404,927
SWITZERLAND: 9.8%
Actelion, Ltd. (a)	2,815	329,710
Aryzta AG (a)	1,289	111,071
Geberit AG	858	276,544
Givaudan SA (a)	215	342,710
Holcim, Ltd. (a)	4,567	332,257
Kuehne & Nagel International AG	901	113,529
Lindt & Spruengli AG	46	229,880

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
SWITZERLAND, continued
Lonza Group AG (a)	1,084	$130,617
Novartis AG	43,071	4,055,925
Roche Holding AG	13,389	3,953,811
SGS SA	160	331,032
STMicroelectronics NV	16,231	125,315
Swiss Re AG (a)	6,416	510,600
Swisscom AG	432	244,872
Zurich Insurance Group AG (a)	2,851	848,465
		11,936,338
UNITED KINGDOM: 19.9%
3i Group PLC	18,446	114,240
Aberdeen Asset Management PLC	16,454	106,153
Aggreko PLC	4,075	101,992
Associated British Foods PLC	8,484	367,773
Aviva PLC	56,960	481,886
BG Group PLC	63,665	1,175,309
British Land Co. PLC, REIT	20,743	235,711
BT Group PLC	140,553	862,153
Bunzl PLC	9,849	256,266
Capita PLC	17,964	338,180
Centrica PLC	90,840	452,742
Croda International PLC	3,481	115,435
GKN PLC	42,090	216,746
GlaxoSmithKline PLC	91,012	2,079,090
HSBC Holdings PLC	363,915	3,697,844
InterContinental Hotels Group PLC	6,118	235,918
Intertek Group PLC	2,757	116,840
ITV PLC	75,074	252,074
Johnson Matthey PLC	5,006	236,067
Kingfisher PLC	53,611	280,379
Land Securities Group PLC, REIT	18,991	318,864
Legal & General Group PLC	89,702	331,926
London Stock Exchange Group PL	3,694	111,475
Marks & Spencer Group PLC	35,941	235,000
Meggitt PLC	26,964	196,676
National Grid PLC	71,357	1,025,749
Next PLC	3,887	416,045
Old Mutual PLC	97,114	284,861
Pearson PLC	14,976	301,051
Petrofac, Ltd.	6,357	106,518
Prudential PLC	46,427	1,032,134
Reckitt Benckiser Group PLC	12,350	1,067,752

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
UNITED KINGDOM, continued
Reed Elsevier PLC	22,353	$357,358
RSA Insurance Group PLC	15,649	122,915
Smiths Group PLC	12,574	257,001
SSE PLC	17,965	449,850
Standard Chartered PLC	44,920	828,543
Standard Life PLC	50,907	340,625
Tesco PLC	167,318	499,822
Tullow Oil PLC	21,516	224,328
Unilever PLC	25,166	1,053,396
United Utilities Group PLC	17,100	223,374
Vodafone Group PLC	489,478	1,612,939
Whitbread PLC	3,936	264,483
William Hill PLC	21,105	126,124
Wolseley PLC	5,200	272,370
WPP PLC	23,581	472,410
		24,256,387
TOTAL COMMON STOCKS (Cost $118,006,838)		120,182,737

EXCHANGE TRADED FUNDS: 0.6%
iShares MSCI EAFE ETF	10,839	694,997

TOTAL EXCHANGE TRADED FUNDS (Cost $695,496)
RIGHTS: 0.0%
SPAIN: 0.0%
Banco Bilbao Vizcaya (a)	117,072	11,682
CaixaBank SA	354	2,155
TOTAL RIGHTS (Cost $13,962)		13,837

TIME DEPOSIT: 0.6%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/14	$675,000	675,000

TOTAL TIME DEPOSIT (Cost $675,000)

TOTAL INVESTMENTS: 99.5% (Cost $119,391,296)		121,566,571

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE

Other assets and liabilities - (Net): 0.5%		614,656

Net Assets: 100.0%		$122,181,227

(a) Non-income producing security.

(b) Fair Valued security.

(c) Illiquid security.

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
CONSUMER DISCRETIONARY	$15,373,879	12.6%
CONSUMER STAPLES	10,681,759	8.7%
ENERGY	4,238,636	3.5%
FINANCIALS	32,912,023	26.8%
HEALTH CARE	15,031,328	12.3%
INDUSTRIALS	14,740,716	12.1%
INFORMATION TECHNOLOGY	6,216,864	5.1%
MATERIALS	9,650,670	7.9%
TELECOMMUNICATION SERVICES	6,829,733	5.6%
UTILITIES	4,507,129	3.7%
EXCHANGE TRADED FUNDS	694,997	0.6%
RIGHTS	13,837	0.0%
TIME DEPOSIT	675,000	0.6%
Other assets and liabilities - (Net)	614,656	0.5%
TOTAL	$122,181,227	100.0%

Schedule of Investments (Unaudited)
Pax Ellevate Global Women’s Index Fund	September 30, 2014

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 97.2%
CONSUMER DISCRETIONARY: 11.9%
Accor SA	676	$29,939
Best Buy Co., Inc.	1,024	34,396
Burberry Group PLC	9,102	222,017
Electrolux AB, Class B	9,042	238,168
Eutelsat Communications SA	582	18,793
Foschini Group, Ltd./The	703	7,291
Fossil Group, Inc. (a)	190	17,841
Gap Inc., The (b)	971	40,481
Hennes & Mauritz AB, Class B	11,397	471,266
Home Depot, Inc., The	5,886	539,982
Husqvarna AB, Class B	1,505	10,611
InterContinental Hotels Group PLC	871	33,587
JCDecaux SA	264	8,334
Kering	2,343	472,395
Kingfisher PLC	8,498	44,443
Kohl’s Corp.	745	45,467
Lagardere SCA	437	11,694
Lojas Renner SA	500	14,519
lululemon athletica, Inc. (a) (b)	6,808	286,004
Marks & Spencer Group PLC	6,143	40,166
Mattel, Inc.	1,369	41,960
McDonald’s Corp.	3,605	341,790
MGM China Holdings, Ltd.	4,400	12,622
Michelin	785	73,940
Netflix, Inc. (a)	224	101,064
Next PLC	597	63,900
NIKE, Inc., Class B	2,538	226,390
Nordstrom, Inc.	530	36,236
Omnicom Group, Inc. (b)	989	68,103
Oriental Land Co., Ltd./Japan	200	37,795
PetSmart, Inc. (b)	369	25,863
Publicis Groupe SA	5,612	384,581
Reed Elsevier NV	2,590	58,758
Renault SA	744	53,821
Sanrio Co., Ltd.	200	5,797
Scripps Networks Interactive, Class A (b)	9,489	740,996
Sharp Corp./Japan (a)	7,000	19,913
Sodexo	4,785	468,075
Sony Corp.	4,300	77,173
Staples, Inc. (b)	2,389	28,907
Swatch Group AG/The	325	76,709
Tabcorp Holdings, Ltd.	2,889	9,136

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER DISCRETIONARY, continued
Telenet Group Holding NV (a)	198	$11,379
Tiffany & Co. (b)	485	46,710
Tim Hortons, Inc.	601	47,325
TJX Cos., Inc., The	2,593	153,428
Tractor Supply Co. (b)	558	34,323
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,520	415,958
UMW Holdings Bhd	2,000	7,476
VF Corp.	1,248	82,405
Walt Disney Co., The	6,921	616,178
Whitbread PLC	723	48,583
Wolters Kluwer NV	1,157	30,854
Woolworths Holdings, Ltd./South	66,255	409,862
Wyndham Worldwide Corp.	468	38,030
Yue Yuen Industrial Holdings, Ltd.	3,000	9,121
		7,492,555
CONSUMER STAPLES: 14.1%
Avon Products, Inc.	9,515	119,889
Beiersdorf AG	385	32,033
Campbell Soup Co. (b)	789	33,714
Carlsberg A/S, Class B	392	34,815
Carrefour SA	2,440	75,358
Clorox Co., The	443	42,546
Coca-Cola Amatil, Ltd.	2,219	17,035
Coca-Cola Co., The	16,195	690,879
Coca-Cola Enterprises, Inc.	937	41,565
Colgate-Palmolive Co.	3,316	216,270
Danone SA	2,143	143,508
Delhaize Group SA	383	26,617
Diageo PLC	19,525	563,142
Dr. Pepper Snapple Group, Inc.	706	45,403
Estee Lauder Cos, Inc., Class A	13,454	1,005,283
General Mills, Inc.	2,440	123,098
Henkel AG & Co. KGaA	1,098	106,612
J Sainsbury PLC	5,165	21,003
JM Smucker Co., The	394	39,002
Kellogg Co. (b)	1,037	63,879
Keurig Green Mountain, Inc.	464	60,380
Kimberly-Clark Corp.	1,390	149,522
Koninklijke Ahold NV	3,535	57,181

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES, continued
Kraft Foods Group, Inc.	2,283	$128,761
Mead Johnson Nutrition Co.	733	70,529
Mondelez International, Inc., Class A	20,706	709,491
Nestle SA	12,484	917,461
Orkla ASA	2,999	27,108
PepsiCo, Inc.	12,389	1,153,293
Pernod Ricard SA	809	91,563
Procter & Gamble Co., The	12,624	1,057,134
Remy Cointreau SA	99	7,127
Shiseido Co., Ltd.	1,500	24,743
Svenska Cellulosa AB SCA, Class B	2,152	51,134
Tate & Lyle PLC	1,963	18,711
Tesco PLC	35,822	107,010
Tiger Brands, Ltd.	556	15,527
Unilever NV	6,258	248,350
Unilever PLC	4,953	207,322
Wesfarmers, Ltd.	4,489	165,428
Whole Foods Market, Inc. (b)	1,402	53,430
Woolworths, Ltd.	5,071	151,846
		8,914,702
ENERGY: 1.9%
Akastor ASA	568	2,287
Aker Solutions ASA	568	5,658
ConocoPhillips	4,670	357,348
Core Laboratories NV	176	25,758
Delek Group, Ltd.	19	7,191
Encana Corp.	3,106	65,950
Energen Corp. (b)	293	21,166
Grupa Lotos SA (a)	242	2,055
Lundin Petroleum AB (a)	886	14,977
Marathon Oil Corp.	2,774	104,275
Neste Oil OYJ	459	9,450
Noble Corp PLC	1,145	25,442
Petronas Dagangan Bhd	900	5,487
Phillips 66	3,417	277,836
Polskie Gornictwo Naftowe i Gazownictwo SA	5,595	8,542
Statoil ASA	4,179	113,777
Technip SA	419	35,148
TransCanada Corp.	2,719	140,035
		1,222,382

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS: 22.7%
3i Group PLC	3,716	$23,014
Aberdeen Asset Management PLC	3,684	23,767
Alior Bank SA (a)	139	3,558
Allianz SE	1,635	263,941
Allstate Corp., The	1,646	101,015
American Tower Corp., REIT	1,527	142,973
AMP, Ltd.	11,875	56,641
Aon PLC	1,055	92,492
Assicurazioni Generali SpA	4,213	88,334
Australia & New Zealand Banking Group, Ltd	11,378	307,572
AXA SA	6,560	161,590
Banca Monte dei Paschi di Siena SpA (a)	18,254	23,895
Banco Santander SA	45,198	432,709
Bank Hapoalim BM	3,895	21,962
Bank Leumi Le-Israel BM (a)	4,712	19,084
Bank of Montreal	2,519	185,402
Bank of Nova Scotia, The	4,732	292,679
Bank of the Philippine Islands	2,410	5,264
Bank Pekao SA	420	24,556
Barclays Africa Group, Ltd.	1,229	16,756
BDO Unibank, Inc.	4,260	9,296
Bendigo & Adelaide Bank, Ltd.	13,371	139,460
BNP Paribas SA	3,880	257,509
Canadian Imperial Bank of Commerce	1,512	135,803
CFS Retail Property Trust Group, REIT	8,883	15,508
Chubb Corp., The	910	82,883
CNP Assurances	657	12,367
Comerica, Inc. (b)	672	33,506
Commonwealth Bank of Australia	6,676	439,565
DBS Group Holdings, Ltd.	7,094	102,313
Deutsche Bank AG	4,894	170,886
Deutsche Boerse AG	717	48,147
Dexus Property Group, REIT	22,950	22,283
Digital Realty Trust, Inc., REIT (b)	501	31,252
Direct Line Insurance Group PLC	5,660	26,938
DNB ASA	24,446	457,485
Duke Realty Corp., REIT	1,309	22,489
Eaton Vance Corp. (b)	465	17,544
Eurazeo SA	138	9,924
Federal Realty Investment Trust, REIT	262	31,037
First Capital Realty, Inc.	400	6,254
Gjensidige Forsikring ASA	5,404	114,309
GPT Group, The, REIT	6,782	22,968

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Haci Omer Sabanci Holding AS	3,317	$13,974
Hang Seng Bank, Ltd.	36,000	578,151
Hartford Financial Services Group	1,627	60,606
HCP, Inc., REIT	1,853	73,583
Host Hotels & Resorts, Inc., REIT (b)	2,980	63,563
Hysan Development Co, Ltd.	3,000	13,842
ICADE, REIT	151	12,751
ING Groep NV (a)	13,353	189,802
Insurance Australia Group, Ltd.	9,587	51,380
Intact Financial Corp	12,873	833,449
Investment AB Kinnevik, Class B	986	35,556
Investor AB, Class B	1,745	61,441
Keppel Land, Ltd.	3,000	8,225
KeyCorp.	78,447	1,045,699
Klepierre, REIT	397	17,366
Lend Lease Group	2,149	26,982
Liberty Property Trust, REIT (a)	567	18,858
Macquarie Group, Ltd.	1,119	56,307
Manulife Financial Corp.	7,242	139,285
MetLife, Inc.	3,482	187,053
Mirvac Group, REIT	15,328	23,057
Mizrahi Tefahot Bank, Ltd. (a)	505	6,037
National Bank of Canada	1,310	59,690
Nedbank Group, Ltd.	734	14,204
Nordea Bank AB	10,968	142,183
People’s United Financial, Inc. (b)	1,158	16,756
Principal Financial Group, Inc.	18,698	981,084
Prudential Financial, Inc.	1,669	146,772
QBE Insurance Group, Ltd.	4,738	48,251
Realogy Holdings Corp. (a)	571	21,241
Resona Holdings, Inc.	7,800	44,003
Royal Bank of Canada	5,439	388,760
Sampo OYJ, Class A	1,653	79,925
Sanlam, Ltd.	25,999	150,049
Shin Kong Financial Holding Co.	25,301	7,669
Skandinaviska Enskilda Banken AB, Class A	5,600	74,506
Societe Generale SA	2,574	131,294
Sun Life Financial, Inc.	2,400	87,004
Suncorp Group, Ltd.	5,067	62,280
Svenska Handelsbanken AB, Class A	1,832	85,795
Swedbank AB, Class A	18,743	469,990
Toronto-Dominion Bank, The	22,664	1,118,478
Travelers Cos., Inc., The	1,300	122,122

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Tryg A/S	77	$7,988
UDR, Inc., REIT (b)	1,019	27,768
UniCredit SpA	15,918	125,050
Unione di Banche Italiane SCpA	3,062	25,592
US Bancorp	6,682	279,508
Ventas, Inc., REIT	1,169	72,420
Wendel SA	121	13,713
Westpac Banking Corp.	13,058	366,583
Weyerhaeuser Co., REIT	30,257	963,988
Willis Group Holdings PLC	596	24,674
Zurich Insurance Group AG (a)	553	164,574
		14,337,811
HEALTH CARE: 8.5%
Aetna, Inc.	13,705	1,110,105
AmerisourceBergen Corp.	839	64,855
AstraZeneca PLC	4,913	352,079
Becton Dickinson & Co.	735	83,650
Biogen Idec, Inc. (a)	865	286,151
Boston Scientific Corp. (a)	5,103	60,266
Bristol-Myers Squibb Co.	5,938	303,907
Cardinal Health, Inc.	1,202	90,054
Catamaran Corp (a)	3,000	126,354
Celesio AG	179	5,943
CSL, Ltd.	1,874	121,484
Elekta AB, Class B	1,563	15,363
Eli Lilly & Co. (b)	3,573	231,709
Essilor International SA	715	78,412
Gilead Sciences, Inc. (a)	6,005	639,232
GlaxoSmithKline PLC	18,807	429,630
Hologic, Inc. (a) (b)	804	19,561
Medtronic, Inc.	3,699	229,153
Netcare, Ltd.	3,274	9,152
Patterson Cos., Inc.	297	12,305
Perrigo Co. PLC	481	72,241
Sanofi	4,252	480,776
Shire PLC	2,093	180,587
Smith & Nephew PLC	3,385	56,941
St. Jude Medical, Inc.	1,107	66,564
Taisho Pharmaceutical Holdings	200	13,690
Terumo Corp.	1,200	28,790
UCB SA	457	41,410

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Vertex Pharmaceuticals, Inc. (a) (b)	800	$89,848
Waters Corp. (a)	321	31,818
		5,332,030
INDUSTRIALS: 9.1%
Aeroports de Paris	119	14,249
Alfa Laval AB	1,270	27,058
Atlas Copco AB, Class A	2,508	71,563
Atlas Copco AB, Class B	1,469	37,964
Auckland International Airport, Ltd.	3,568	10,719
Bouygues SA	782	25,286
Bureau Veritas SA	865	19,117
Canadian Pacific Railway, Ltd.	700	145,275
Capita PLC	2,661	50,094
CH Robinson Worldwide, Inc. (b)	561	37,206
Cie de St-Gobain	1,786	81,605
Cummins, Inc.	709	93,574
Deutsche Lufthansa AG	16,959	266,292
Deutsche Post AG	3,574	113,921
DSV A/S	702	19,739
Dun & Bradstreet Corp., The (b)	138	16,211
easyJet PLC	605	13,922
Experian PLC	3,830	60,860
FedEx Corp.	1,019	164,518
Fraport AG Frankfurt Airport Svc Worldwide	142	9,311
General Electric Co.	38,580	988,420
Groupe Eurotunnel SA	1,834	22,403
Hertz Global Holdings, Inc. (a)	1,804	45,804
Honeywell International, Inc.	3,820	355,718
Japan Airlines Co., Ltd.	500	13,681
Kone OYJ, Class B	1,193	47,762
Koninklijke Philips NV	3,413	108,533
Legrand SA	1,000	51,964
Lockheed Martin Corp.	6,509	1,189,715
Manpowergroup, Inc.	311	21,801
Masco Corp.	1,311	31,359
Metso OYJ	443	15,694
MISC Bhd	3,800	7,819
Mitsubishi Corp.	5,200	106,497
MTR Corp. Ltd.	5,500	21,603
Nippon Yusen KK	7,000	18,456
Pall Corp.	412	34,484
Qantas Airways, Ltd. (a)	4,337	5,268
Randstad Holding NV	471	21,882

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
Siemens AG	3,036	$361,260
SKF AB, Class B	1,575	32,789
Societe BIC SA	105	13,535
Southwest Airlines Co.	605	20,431
Thales SA	368	19,586
TNT Express NV	1,878	11,847
Transurban Group	7,116	48,044
United Parcel Service, Inc., Class B	2,607	256,242
United Technologies Corp.	4,151	438,346
Vallourec SA	397	18,270
Vinci SA	1,969	114,263
Wartsila OYJ Abp	603	26,869
		5,748,829
INFORMATION TECHNOLOGY: 15.8%
Accenture PLC, Class A	2,377	193,298
Akamai Technologies, Inc. (a)	649	38,810
ASML Holding NV	1,270	125,792
AtoS	299	21,652
Autodesk, Inc. (a)	797	43,915
Cap Gemini SA	537	38,510
Cisco Systems, Inc.	19,024	478,834
Computershare, Ltd.	1,870	19,885
Dassault Systemes SA	464	29,807
Ericsson, Class B	46,700	588,834
Facebook, Inc., Class A (a)	7,837	619,436
Google, Inc., Class A	1,129	664,315
Google, Inc., Class C (a)	1,060	612,002
Hewlett-Packard Co.	9,701	344,094
Hexagon AB, Class B	963	30,450
IBM (b)	4,067	772,039
Intel Corp. (b)	20,453	712,173
Intuit, Inc. (b)	954	83,618
MasterCard, Inc., Class A	3,731	275,796
Microsoft Corp.	26,441	1,225,806
Nokia OYJ	13,450	114,205
Open Text Corp.	500	27,657
Oracle Corp.	15,258	584,076
QUALCOMM, Inc.	7,322	547,466
Texas Instruments, Inc.	3,951	188,423
Visa, Inc., Class A	2,287	487,977
Western Union Co., The	2,151	34,502
Xerox Corp	71,779	949,636

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Yahoo!, Inc. (a)	3,419	$139,324
		9,992,332
MATERIALS: 2.1%
Air Liquide SA	1,298	158,253
Albemarle Corp.	297	17,493
Amcor, Ltd.	4,855	48,090
Boliden AB	965	15,581
Boral, Ltd.	3,308	14,389
Ecolab, Inc.	976	112,074
EI du Pont de Nemours & Co.	3,144	225,613
EMS-Chemie Holding AG	31	12,828
Fletcher Building, Ltd.	2,760	18,918
Gold Fields, Ltd.	2,915	11,311
International Flavors & Fragrances, Inc. (b)	801	76,800
International Paper Co.	1,536	73,329
Kumba Iron Ore, Ltd.	264	6,217
Lafarge SA	736	52,967
Norsk Hydro ASA	5,288	29,564
Novozymes A/S, Class B	935	40,463
Orica, Ltd.	1,517	25,036
Potash Corp. of Saskatchewan, Inc.	3,324	115,099
Rexam PLC	2,633	20,931
Stora Enso OYJ, Class R	2,144	17,788
Syngenta AG	378	119,692
Umicore SA	420	18,311
UPM-Kymmene OYJ	2,018	28,686
Yara International ASA	673	33,793
		1,293,226
TELECOMMUNICATION SERVICES: 5.6%
Advanced Info Service PLC	3,300	22,594
AT&T, Inc.	18,981	668,890
Belgacom SA	572	19,915
BT Group PLC	29,558	181,309
Chunghwa Telecom Co., Ltd.	13,000	39,140
Deutsche Telekom AG	35,930	543,856
Elisa OYJ	516	13,670
Frontier Communications Corp. (b)	35,752	232,746
Orange SA	6,984	104,219
Rogers Communications, Inc., Class B	1,411	52,814
Singapore Telecommunications, Ltd.	30,000	89,301
SingTel	1,000	3,001
Spark New Zealand, Ltd.	6,901	15,993

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
TELECOMMUNICATION SERVICES, continued
Tele2 AB, Class B	1,198	$14,420
Telefonica Deutschland Holding AG (a)	25,904	135,097
Telekom Malaysia Bhd	3,600	7,243
Telenor ASA	2,892	63,472
TeliaSonera AB	50,266	346,642
Telstra Corp., Ltd.	17,386	80,667
Verizon Communications, Inc.	15,210	760,348
Vivendi SA (a)	4,681	113,036
Vodacom Group, Ltd.	1,285	14,789
		3,523,162
UTILITIES: 5.5%
AGL Energy, Ltd.	2,733	32,375
Alliant Energy Corp.	429	23,771
American Electric Power Co., Inc.	1,843	96,223
Atco., Ltd., Class I	300	12,161
Canadian Utilities, Ltd., Class A	24,832	867,385
Centrica PLC	19,742	98,393
Cheung Kong Infrastructure Holdings, Ltd.	3,000	21,044
Cia de Saneamento Basico do Estado de Sao	1,300	10,505
Contact Energy, Ltd.	1,316	6,144
Duke Energy Corp.	2,618	195,748
Electricite de France SA	892	29,264
Enea SA	616	3,015
Enel Green Power SpA	6,817	17,400
Fortum OYJ	45,096	1,099,528
GDF Suez	5,306	133,077
Integrys Energy Group, Inc.	308	19,965
National Grid PLC	14,259	204,972
NiSource, Inc.	1,176	48,192
Pepco Holdings, Inc.	942	25,208
Pinnacle West Capital Corp.	417	22,785
Public Service Enterprise Group, Inc.	1,854	69,043
Red Electrica Corp. SA	401	34,710
Sempra Energy	874	92,102
Snam SpA	7,736	42,717
SSE PLC	3,596	90,045
Suez Environnement Co.	1,130	19,113
Tenaga Nasional Bhd	9,600	36,252
TransAlta Corp.	1,100	11,541
United Utilities Group PLC	2,729	35,648
Xcel Energy, Inc.	1,917	58,277
		3,456,603

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued

TOTAL COMMON STOCKS (Cost $59,190,940)		$61,313,632

NON-AFFILIATED INVESTMENT COMPANIES: 1.6%
iShares MSCI EAFE ETF	5,781	370,678
SPDR S&P 500 ETF Trust	3,106	611,944

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $987,013)		982,622

TIME DEPOSIT: 2.6%
State Street Euro Dollar Time Deposit, 0.010%, 10/01/14	$1,646,000	1,646,000

TOTAL TIME DEPOSIT (Cost $1,646,000)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 0.8%
State Street Institutional U.S. Government Money Market Fund (Cost $527,195)	527,195	527,195

TOTAL INVESTMENTS: 102.2% (Cost $62,351,148)		64,469,449

Payable upon return of securities loaned - (Net): -0.8%		(527,195)

Other assets and liabilities - (Net): -1.4%		(885,552)

Net Assets: 100.0%		$63,056,702

(a) Non-income producing security.

(b) Security or partial position of this security was on loan as of September 30, 2014. The total market value of securities on loan as of September 30, 2014 was $3,220,661.

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$2,377,521	3.8%
BELGIUM	117,632	0.2%
BRAZIL	25,024	0.0%
CANADA	4,858,400	7.8%
DENMARK	103,005	0.2%
FINLAND	1,453,577	2.3%
FRANCE	4,130,154	6.6%
GERMANY	2,057,299	3.3%
HONG KONG	656,383	1.0%
IRELAND	265,539	0.4%
ISRAEL	54,274	0.1%
ITALY	322,988	0.5%
JAPAN	390,539	0.6%
MALAYSIA	64,277	0.1%
NETHERLANDS	878,757	1.4%
NEW ZEALAND	51,774	0.1%
NORWAY	847,453	1.3%
PHILIPPINES	14,560	0.0%
POLAND	41,726	0.1%
SINGAPORE	202,840	0.3%
SOUTH AFRICA	655,158	1.0%
SPAIN	467,419	0.7%
SWEDEN	2,836,291	4.5%
SWITZERLAND	1,291,265	2.0%
TAIWAN	46,809	0.1%
THAILAND	22,594	0.0%
TURKEY	13,974	0.0%
UNITED KINGDOM	3,361,622	5.3%
UNITED STATES	33,704,778	53.5%
NON-AFFILIATED INVESTMENT COMPANIES	982,622	1.6%
TIME DEPOSIT	1,646,000	2.6%
Other assets and liabilities - (Net)	(885,552)	-1.4%
TOTAL	$63,056,702	100.0%

September 30, 2014

Notes to Schedules of Investments (Unaudited)

Pax World Funds Series Trust I and Pax World Funds Series Trust III

Organization Pax World Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of September 30, 2014,  Trust I offered ten investment funds.

Pax World Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Pax Ellevate Global Women’s Index Fund (the “Global Women’s Index Fund”) is a diversified series of Trust III.

These schedules of investments relate only to the Pax World Balanced Fund (the “Balanced Fund”), Pax World Growth Fund (the “Growth Fund”), Pax World Small Cap Fund (the “Small Cap Fund”), Pax World High Yield Bond Fund (the “High Yield Bond Fund”), Pax World Global Environmental Markets Fund (the “Global Environmental Markets Fund”), Pax MSCI International ESG Index Fund (the “International Index Fund”), and Pax World Global Women’s Index Fund (the “Global Women’s Index Fund”),  (each a “Fund”, collectively, the “Funds”).

Under the Trusts’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts.  Additionally, in the normal course of business, the Trusts enter into contracts with service providers that contain general indemnification clauses.  The Trusts’ maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trusts that have not yet occurred.  However, based on experience, the Trusts expect the risk of loss to be remote.

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day (a “Business Day”) that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities, including exchange-traded funds, received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these schedules of investments, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called “evaluated pricing”). The Board has delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Adviser, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Board.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions. At September 30, 2014, five securities were assigned management appraised fair valuations in good faith pursuant to policies and procedures approved by the Board of Trustees. The Balanced Fund held two securities fair valued at $748,858 representing 0.04% of the Fund’s net asset value, the High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value, and the International Index Fund held one security fair valued at $21,232 representing 0.01% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including securities valued at amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks , preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Mutual Fund Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Option Contracts Options on equity securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service, and are generally categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2014:

	Level One	Level Two	Level Three	Totals
Balanced
Common Stocks	$1,158,693,252	$22,147,719	$—	$1,180,840,971
Affiliated Investment Companies	18,350,390			18,350,390
Exchange Traded Funds	5,256,639	—	—	5,256,639
Community Investment Notes	—	3,000,000	748,858	3,748,858
Corporate Bonds	—	206,838,021	—	206,838,021
U.S. Govt Agency Bonds	—	165,378,749	—	165,378,749
Government Bonds	—	11,385,302	—	11,385,302
Municipal Bonds	—	20,713,210	—	20,713,210
U.S. Treasury Notes	—	182,302,270	—	182,302,270
Mortgage-Backed Securities	—	124,479,196	—	124,479,196
Cash Equivalents	6,009,064	35,188,000	—	41,197,064
Total	$1,188,309,345	$771,432,467	$748,858	$1,960,490,670
Growth
Common Stocks	$178,219,576	$2,332,893	$—	$180,552,469
Cash Equivalents	3,042,127	6,938,000	—	9,980,127
Total	$181,261,703	$9,270,893	$—	$190,532,596
Small Cap
Common Stocks	$138,032,958	$—	$—	$138,032,958
Cash Equivalents	13,180,006	7,655,000	—	20,835,006
Total	$151,212,964	$7,655,000	$—	$158,867,964
High Yield Bond
Common Stocks	$4,103,275	$—	$—	$4,103,275
Preferred Stocks	19,238,160	—	—	19,238,160
Exchange Traded Funds	919,500	—	—	919,500
Corporate Bonds	—	540,704,743	—	540,704,743
Loans	—	45,166,913	—	45,166,913
Cash Equivalents	30,629,343	24,915,639	—	55,544,982
Securities Sold Short	(2,314,970)	—	—	(2,314,970)
Total	$52,575,308	$610,787,295	$—	$663,362,603
Global Environmental Markets
Common Stocks	$97,069,277	$93,635,172	$—	$190,704,449
Total	$97,069,277	$93,635,172	$—	$190,704,449
International Index
Common Stocks	$3,515,399	$116,646,106	$21,232	$120,182,737
Rights	13,837	—	—	13,837
Exchange Traded Funds	694,997	—	—	694,997
Cash Equivalents	—	675,000	—	675,000
Total	$4,224,233	$117,321,106	$21,232	$121,566,571
Global Women’s Index
Common Stocks	37,830,996	$23,482,636	$—	$61,313,632
Exchange Traded Funds	982,622	—	—	982,622
Cash Equivalents	527,195	1,646,000	—	2,173,195
Total	$39,340,813	$25,128,636	$—	$64,469,449

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	High Yield Bond	International Index
Stocks
Balance as of December 31, 2013	$—	$—
Realized gain (loss)	—	—
Amortization of premium	—	—
Change in unrealized appreciation (depreciation)	—	—
Purchases/Received in Exchange	—	21,232
Sales	—	—
Transfers in to and/or out of Level Three	—	—
Balance as of September 30, 2014	$—	$21,232

	Balanced	High Yield Bond
Bonds and Notes
Balance as of December 31, 2013	$748,566	$—
Realized gain (loss)	—	—
Amortization of premium	—	(28,221)
Change in unrealized appreciation (depreciation)	292	28,221
Purchases	—	—
Sales	—	—
Transfers in to and/or out of Level Three	—	—
Balance as of September 30, 2014	$748,858	$—

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, transfers from Level 1 to Level 2 due to utilization of a pricing vendor’s fair value pricing of foreign securities were: $116,696,106 for the International Index Fund; and Level 2 to Level 1 transfers were: $33,793 for the Global Women’s Index Fund.

Significant unobservable inputs were used by three Funds for Level 3 fair value measurements. The Balanced Fund holds positions in Community Investment notes which are valued based on quarterly financial statements adjusted for any changes in credit quality indicated in such financial statements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements.  The International Index Fund holds an equity security which has been delisted from the Hong Kong exchange. The security is valued based on the Hong Kong equivalent value of an affiliated U.S. dollar-denominated security which continues to trade in a secondary market.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Securities Lending Each of the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Institutional U.S. Government Money Market Fund, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Board of Trustees. At September 30, 2014, non-cash collateral consisted of U.S. Treasuries and short-term U.S. Government Agency obligations.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. Upon default, the Funds share the right to offset the securities loaned with the collateral that is held at the Borrower.  The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of September 30, 2014, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

		Payable on	Non-Cash
	Market Value of	Collateral Due	Collateral	Over
Fund	Securities Loaned	to Broker	Value	Collateralized

Balanced	$108,746,876	$5,591,855	$106,274,504	$3,119,483
Growth	31,942,694	3,042,127	29,809,278	908,711
Small Cap	12,757,606	13,180,006	—	422,400
High Yield Bond	30,816,039	30,629,343	848,133	661,437
Global Women’s Index	3,220,661	527,195	2,776,783	83,317

Short Sales A Fund may engage in short sales, whereby it sells a security it generally does not own (the security is borrowed) when a portfolio manager anticipates that the security’s market purchase price will be less than its borrowing price. To complete a short sale transaction, the Fund will borrow the security to deliver it to the purchaser and buy that same security in the market at a later time to return it to the lender. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund’s total assets.

The initial amount of a short sale is recorded as a liability, which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. For a short against the box, as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price.

The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Fund. Short sales, held by the High Yield Bond Fund, are fully collateralized by restricted cash or other securities. At September 30, 2014, $2,820,828 in cash was segregated and restricted to cover collateral requirements. Short positions held at the end of the period are disclosed in the footnotes to the Schedules of Investments.

Purchases and proceeds from sales of investments for the Funds for the period ended September 30, 2014 were as follows:

	Purchases		Sales
Fund	Investments*	US Govt Bonds	Investments*	US Govt Bonds

Balanced	$604,542,034	$70,605,374	$748,511,294	$68,704,141
Growth	40,416,030	—	38,868,443	—
Small Cap	217,424,965	—	134,344,285	—
High Yield Bond	402,364,896	—	421,567,161	—
Global Environmental Markets	92,366,262	—	28,939,266	—
International Index	71,939,138	—	50,759,495	—
Global Women’s Index	69,622,059	—	53,206,044	—

*  Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at September 30, 2014 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2014 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
	income tax basis	appreciation	depreciation	(depreciation)

Balanced	$1,716,579,136	$254,551,245	$10,639,711	$243,911,534
Growth	129,020,854	62,457,917	946,175	61,511,742
Small Cap	161,297,251	2,918,613	5,347,900	(2,429,287)
High Yield Bond	665,081,472	9,042,036	8,445,936	596,100
Global Environmental Markets	171,017,678	25,433,209	5,746,438	19,686,771
International Index	119,391,296	8,109,082	5,933,807	2,175,275
Global Women’s Index	62,351,148	4,130,418	2,012,117	2,118,301

Options Transactions The Funds may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities. The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option.

Options are valued daily based upon the last sale price of the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sale for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Schedules of Investments. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in the notes to the Schedules of Investments. Options written are reported as a liability in the Statements of Assets and Liabilities. Realized gains and losses are reported in the Statements of Operations.

There are risks associated with transactions in options on securities. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases above the exercise price and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security continues to decrease after the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction before the exercise date if a liquid secondary market does not exist.

Written option activity for the period ended September 30, 2014 is as follows:

	Outstanding					Outstanding
	at 12/31/13	Written	Closed	Expired	Exercised	9/30/2014

Balanced Fund
Call Options
Number of contracts	1,800	—	—	—	(1,800)	—
Premiums received	$748,612	$—	$—	$—	$(748,612)	$—

Growth Fund
Put Options
Number of contracts	11	—	(11)	—		—
Premiums received	$30,642	$—	$(30,642)	$—	$—	$—

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser.  At September 30, 2014, the Balanced Fund held the following investment in an affiliated company:

	Shares Held at	Value at	Gross	Gross	Value at	Income
Fund	9/30/2014	12/31/2013	Additions*	Reductions	9/30/2014	Distributions

Balanced Fund
Pax MSCI International ESG Index Fund **	2,187,174	$19,635,676	$562,120	$427,237	$18,350,390	$562,120

* Income distributions from affiliates are included as dividend income on the Statement of Operations.  Dividends are reinvested, with reinvestment amounts included under Gross Additions Column above.

** Two former Pax funds were merged into a new fund, the Pax MSCI International ESG Index Fund, on March 31, 2014. Amounts shown in the table for periods prior to that date reflect equivalent value and shares of investments in the predecessor fund, the Pax MSCI EAFE ESG Index ETF.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. At September 30, 2014, the Balanced Fund held $16,363,415 or 0.83% of net assets and the High Yield Bond Fund held $ 347,597,242 or 54.03% of net assets in securities exempt from registration under Rule 144A of the Act.

At September 30, 2014, the High Yield Bond Fund held $42,068,121 of illiquid securities, representing 6.54% of net assets; and the International Index Fund held $21,232 of illiquid securities representing 0.01% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Additional information on illiquid securities held at September 30, 2014, is as follows:

	Acquisition
Security	Date Range	Cost	Market Value

High Yield Bond Fund
Charlotte Russe, Inc., 6.750%, 05/21/19	05/21/13 - 11/20/13	$9,794,085	$9,749,019
FPL Energy National Wind Portfolio LLC, 144A, 6.125%, 03/25/19	02/16/05 - 06/28/05	43,090	42,948
Hercules Tech Growth Capital, Inc., 6.250%	07/09/14 - 07/09/14	8,000,000	7,907,200
Hercules Tech Growth Capital, Inc., 7.000%	04/12/12 - 05/17/12	2,550,925	2,606,585
Interactive Health, Inc.	03/19/04 - 10/01/13	178,981	—
Interactive Health, Inc., 0.000%	03/19/04 - 10/01/13	357,962	—
Maxcom Telecomunicaciones SAB de CV, 6.000%, 06/15/20	07/08/09 - 10/11/13	2,566,846	2,316,073
Ormat Funding Corp., 8.250%, 12/30/20	02/06/04 - 01/06/05	424,969	429,421
Pacnet, Ltd., 144A, 9.000%, 12/12/18	12/05/13 - 03/11/14	6,233,557	6,352,500
Stuart Weitzman Acq Co., LLC, 1.000%, 03/04/20	03/04/14 - 03/04/14	3,981,560	3,940,000
Vanguard Natural Resources LLC	03/04/14 - 05/15/14	8,765,272	8,724,375

International Fund

Chaoda Modern Agriculture (Holdings), Ltd.	03/22/11 - 07/19/11	$377,812	$21,232

Item 2.     Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust III

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust III

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 24, 2014

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ November 24, 2014